File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number ____

[X]	Post-Effective Amendment Number 111

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 112

AuguStar Variable Insurance Products Fund, Inc.

(Exact Name of Registrant)

One Financial Way
Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Manda Ghaferi, Assistant Secretary
AuguStar Variable Insurance Products Fund, Inc.

One Financial Way Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Willkie Farr & Gallagher LLP
1875 K Street, N.W.
Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on (date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AuguStarSM Variable Insurance Products Fund, Inc.

AVIP Constellation Dynamic Risk Balanced Portfolio

(formerly AVIP AB Risk Managed Balanced Portfolio)
(the “Portfolio”)

One Financial Way ● Montgomery, Ohio 45242 ● Telephone 800.366.6654

AuguStar Variable Insurance Products Fund, Inc. (formerly Ohio National Fund, Inc., the “Fund”) is a mutual fund with 25 separate investment portfolios. This Prospectus describes the AVIP Constellation Dynamic Risk Balanced Portfolio. The Fund’s investment adviser is Constellation Investments, Inc. (“CINV” or the “Adviser”). Fund shares are offered only to separate accounts of AuguStarSM Life Insurance Company (“ALIC”) and National Security Life and Annuity Company (“NSLAC”) in connection with ALIC and NSLAC’s variable annuity contracts. The separate accounts use Fund shares as the underlying investments for variable annuities issued by ALIC and NSLAC. Some variable contracts do not permit allocations to the Portfolio. Your variable contract prospectus identifies whether the Portfolio is available under your contract.

An investment in the Portfolio through a variable contract is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus sets forth concisely the information about the Fund you need to know before you purchase an ALIC or NSLAC variable contract. Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

November 25, 2024

AVIP Constellation Dynamic Risk Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.88%

*	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and reflect an annualized estimate in the table.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132% of the average value of its portfolio.

3

Principal Investment Strategies

The Portfolio is actively managed by Constellation Investments, Inc. (“CINV” or “Adviser”), and operates pursuant to a fund-of-funds structure. CINV invests the Portfolio’s assets in a balanced portfolio of equity and fixed income investments and achieves its target allocation through investments in unaffiliated, actively and passively managed U.S. exchange traded funds (“ETFs”), individual securities and derivatives. The Portfolio’s allocation is monitored on a daily basis.

Under normal market conditions, through investment in ETFs, individual securities and derivatives, the Portfolio invests 30-65% of Portfolio assets in equity investments, and at least 25% of Portfolio assets in fixed-income investments and cash equivalents. The equity ETFs in which the Portfolio may invest include ETFs that invest in, among other things, common stock of large, mid and small capitalization companies.

The fixed income ETFs in which the Portfolio may invest include ETFs that invest in, among other things, corporate debt securities, U.S. Government and Agency obligations, mortgage-backed securities, structured securities, credit default swap index (“CDX”) tranches and short-term securities. The fixed income investments in which the Portfolio may invest are not limited by maturity or duration and may include junk bonds, equity tranches and collateralized debt obligations. The Portfolio may also invest directly in individual securities of, and derivatives with exposure to, any of the foregoing asset classes.

U.S. Government Obligations are bonds issued by the US Treasury and Agency Obligations are bonds issued by a U.S. Government Agency. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private companies. Mortgage-Related securities are securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. A type of mortgage-related security, known as a Government Sponsored Enterprise (“GSE”) Risk-Sharing Bond or Credit Risk Transfer Security (“CRT”), is issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. These securities may be rated investment grade or below investment grade and the Portfolio’s investments may vary from the most senior equity tranche in the capital structure to the most junior equity tranche. Structured securities collateralized by an underlying pool of assets such as loans, leases, or receivables. A CDX is an equally-weighted index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

In choosing ETF investments, the portfolio managers use a “top down” approach. In other words, the portfolio managers consider factors such as GDP growth, corporate profitability, inflation expectations, monetary policy and macroeconomic factors, among other things, that could broadly affect a given asset class or ETF. In choosing individual securities, the portfolio managers apply a “bottom up” approach. In other words, the portfolio managers look at investments one at a time to determine if an investment is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

CINV also employs a variety of risk management techniques, including hedging, in its strategy, primarily by investing directly in derivative instruments. CINV attempts to reduce the volatility of the Portfolio’s return by using techniques designed to limit downside exposure during periods of equity market declines, and to limit upside exposure during periods of equity market increases. The derivative instruments in which the Portfolio may invest primarily include “long” and “short” positions in futures, options and swap contracts.

4

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund. A passively managed ETF will typically not sell or remove a holding despite its current or projected underperformance unless it is removed from the index.

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Generally, investors may be able to invest directly in ETFs and may not need to invest through a fund. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

5

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can be no assurance that the strategy will work as intended. Derivative instruments may not provide an effective hedge of the underlying securities or indexes because changes in the prices of derivative instruments may not track those of the securities or indexes that they are intended to hedge. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As a seller of a call option, the Portfolio receives a premium, but if the underlying security or index rises above the option strike price, the Portfolio’s upside performance is limited. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. As a seller of a put option, the Portfolio receives a premium, but if the underlying security or index falls below the option strike price, the Portfolio’s performance will be negatively affected. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

6

CDX Tranche Risk —The equity tranche, the riskiest tranche of a CDX, has exposure to the first losses experienced by the basket of issuers of debt instruments to which the CDX provides exposure. The mezzanine and senior CDX tranches are higher in the capital structure but may also be exposed to losses in value. Investment in a CDX is subject to liquidity risk, credit risk and counterparty risk. CDX tranches may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CDX securities as a class.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the risk management strategy of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and ALIC (with its affiliates, “AuguStar Life”). Shares of the Portfolio are offered only to the separate accounts of AuguStar Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. AuguStar Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which AuguStar Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, AuguStar Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, AuguStar Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

7

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage- backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Asset-Backed Securities Risk — These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non- payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Portfolio. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last nine years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Constellation Investments, Inc. began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From May 1, 2020 through November 25, 2024, the Portfolio was sub-advised by AllianceBernstein L.P. (“AllianceBernstein”) using a different strategy. From May 1, 2014 through April 30, 2020, the Balanced Component of the Portfolio was sub-advised by Janus Henderson Investors US LLC (“Janus”) and the Risk Management Component of the Portfolio was sub-advised by AnchorPath Financial, LLC (“AnchorPath”), using different strategies. Performance returns shown below for those periods prior to November 25, 2024, during which the Portfolio was sub-advised by AllianceBernstein, Janus and AnchorPath are not indicative of returns of the current strategy.

8

Since inception, the Portfolio’s highest return for a quarter was 11.91%. That was the quarter ended on December 31, 2023. The lowest return for a quarter was -11.12%. That was the quarter ended on June 30, 2022.

The Portfolio’s performance for the quarter ended September 30, 2024 was 6.71%.

To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2023	1 Year	5 Years	Since 5/1/14
AVIP Constellation Dynamic Risk Balanced Portfolio	12.90%	8.97%	7.37%
S&P 500® Index*	26.29%	15.69%	9.98%
55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index**	16.62%	9.26%	7.56%

*	Primary benchmark.

**	Secondary benchmark

Management

Constellation Investments, Inc. serves as the investment adviser for the Portfolio. Gary Rodmaker, CFA, FLMI, Managing Director of ALIC, has been a co-portfolio manager for the Portfolio since November 2024, and Sachin Jain, Senior Vice President and Chief Investment Officer of ALIC, has been a co-portfolio manager for the Portfolio since November 2024.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment in connection with ALIC's and NSLAC's variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

9

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ADDITIONAL INFORMATION ABOUT THE FUND

Information about the Fund and the Portfolio in addition to that included in the summary sections follows.

INVESTMENT OBJECTIVES

The investment objective of the Portfolio may be changed by the Board of Directors in the future without shareholder approval. Shareholders will be provided at least 60 days prior notice of any change in the Portfolio’s investment objective.

CERTAIN INVESTMENTS AND RELATED RISKS

The kinds of investments described on the following pages can be made by the Portfolio. These risk considerations and others are further explained in the Statement of Additional Information.

Temporary Defensive Measures

The Portfolio may invest in cash, short-term obligations and U.S. government securities for defensive purposes during times of unusual market or economic conditions or pending selection of securities in accordance with the Portfolio’s policies. When investing for defensive purposes, the Portfolio may not meet its investment objectives and may experience lower than expected returns. However, by maintaining defensive investment positions, the portfolio manager is attempting to minimize the losses that might be experienced if the Portfolio were invested in accordance with its investment objectives and policies. High portfolio turnover may result in lower investment returns based on increased brokerage expenses.

Portfolio Managers’ Determination to Sell a Security

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

High Portfolio Turnover

High portfolio turnover is generally defined as more than 100% turnover of a portfolio’s securities in a given year. Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential. Conversely, high portfolio turnover may frequently occur following a change of portfolio managers or a change in the portfolio’s investment strategy. In such cases, the high portfolio rate may only be temporary. Other portfolios may be managed in such a manner that high portfolio turnover rates will be expected every year.

10

The Portfolio experienced portfolio turnover of 100% or greater during the fiscal year ended December 31, 2023.

Primary Investments

The following investment policy is non-fundamental and can be changed by the Board of Directors without shareholder approval. However, shareholders will be provided at least 60 days prior notice of any change in any of these specified policies.

The Portfolio normally invests at least 30-65% of its assets in equity securities and at least 25% of its assets in fixed- income securities.

Market Risk

A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth- oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Armed conflicts, the responses and sanctions by other countries and the potential for wider conflicts can have adverse effects on regional and global economies and may strain global supply chains and negatively impact global growth and inflation.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) resulted in significant disruptions to global business activity. A pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by infectious illness outbreaks may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of infectious illness outbreaks cannot be determined with certainty.

11

Principal and Non-Principal Investment Strategies and Related Risks

Investments and Related Risks	Principal or Non-Principal
Exchange Traded Funds	Principal
Fund of Funds	Principal
Use of Derivatives	Principal
Options	Principal
Futures and Options on Futures	Principal
Asset-Backed Securities	Principal
Swaps	Principal
CDX Tranches	Principal
Debt Securities	Principal
Lower-Rated Debt Securities	Principal
Smaller Capitalization Companies	Non-Principal
Foreign Investments	Non-Principal
Sovereign Debt	Non-Principal
Convertible Securities	Non-Principal
Foreign Currency Forwards	Non-Principal
Rights and Warrants	Non-Principal
Loans	Non-Principal
Restricted Securities	Non-Principal
Zero Coupon and Pay-in-kind Securities	Non-Principal

Exchange Traded Funds

The Portfolio may invest in various ETFs. An ETF is a pooled investment vehicle with shares that trade intraday on stock exchanges at a market-determined price. Unlike a traditional mutual fund, investors cannot purchase or redeem shares directly from the ETF. Rather, investors may only buy and sell ETF shares on an exchange, much as they can buy or sell any listed equity security. The price of an ETF share on a stock exchange is influenced by the forces of supply and demand. While imbalances in supply and demand can cause the price of an ETF share to deviate from its NAV (that is, trade at a discount or premium to its NAV), substantial deviations tend to be short-lived for many ETFs.

Index-based ETFs are designed to track the performance of specified market indexes. In some cases, an ETF may track a multiple of its index, an inverse of its index, or even a multiple inverse of its index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500® Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country. ETFs also may hold a portfolio of debt securities. Because an index-based ETF may purchase, retain and sell securities at times when an actively managed fund would not do so, the Portfolio can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities. Certain funds may invest in actively managed ETFs. Actively managed ETFs do not seek to track the return of a particular market index. Instead, an actively managed ETF’s investment adviser, like that of an actively managed mutual fund, creates a unique mix of investments to meet a particular investment objective and policy.

The returns of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. A Portfolio will incur brokerage costs when it purchases ETFs.

12

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Portfolio may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or the rules thereunder, the Portfolio’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a portfolio to limit its investments in any one ETF to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF. Moreover, the Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations. The Portfolio relies on Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) to invest in unaffiliated ETFs beyond the aforementioned limits. Rule 12d1-4 is designed to streamline and enhance the regulatory framework for funds of funds arrangements by permitting acquiring funds to invest in the securities of other registered investment companies beyond certain statutory limits, subject to certain conditions. In connection with Rule 12d1-4, the SEC rescinded Rule 12d1-2 under the 1940 Act and most fund of funds exemptive orders.

Fund of Funds

●	Because the Portfolio invests directly in underlying funds, all risks associated with the underlying fund apply to the Portfolio. To the extent the Portfolio invests significantly in a particular underlying fund, the Portfolio will have significant exposure to the risks of that underlying fund.

●	Because the Portfolio invests its assets in various underlying fund, the Portfolio’s ability to meet its investment objectives will depend on the ability of the underlying funds to meet their own investment objectives.

●	The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. The Portfolio would indirectly bear the costs of both trades.

●	Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the applicable Portfolio and indirectly your proportionate share of expenses of the underlying funds. Consequently, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.

●	The ability of the Portfolio to achieve its investment objectives depends on the Adviser’s skill in selecting the asset classes and the mix of underlying funds. There is the risk that the Adviser’s evaluations and assumptions regarding the asset classes and underlying funds may be incorrect in view of actual market conditions.

●	The Adviser may be subject to potential conflicts of interest in the selection of underlying funds and allocation of the Portfolio’s investments among the underlying funds if the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain of the underlying funds (or their affiliates) may be higher than fees paid by other of the underlying funds. Other funds with similar investment objectives may perform better or worse than the underlying funds.

●	From time to time, large purchases or redemptions from the underlying funds could affect the performance of the underlying funds and, therefore, the performance of the Portfolio.
13

Use of Derivatives

The Portfolio may invest in derivatives, to the extent described in the Portfolio’s Principal Investment Strategy section above. Rule 18f-4 under the 1940 Act established a regulatory framework governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 requires a fund that qualifies as a “limited derivatives user” (generally, a fund that limits the notional amount of its derivatives transactions to 10% or less of its net assets) to adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risks, while a fund that does not so qualify is required to adopt and implement a written derivatives risk management program and comply with a quantitative limit on the estimated potential risk of loss that the portfolio incurs from its derivatives transactions. This regulatory framework also eliminates the asset segregation and coverage framework previously used by the Portfolio to comply with Section 18 of the 1940 Act in connection with options and futures contracts and certain other financing transactions.

Options

An option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying security or index does not rise above the option strike price. As a seller of a call option, the Portfolio receives a premium, but if the underlying security or index rises above the option strike price, the Portfolio’s upside performance is limited. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying security or index does not fall below the option strike price. As a seller of a put option, the Portfolio receives a premium, but if the underlying security or index falls below the option strike price, the Portfolio’s performance will be negatively affected.

The Portfolio may use a “put/spread collar” strategy. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the underlying security or index based on the call options. The Portfolio creates a put/spread collar by buying a put option on an underlying security or index at a higher strike price and selling a put option on the same underlying security or index at a relatively lower strike price, which results in a put option spread. The put option spread is meant to hedge against a portion of any market decline in the underlying security or index. If the market decreases, the Portfolio’s returns may decrease less than the market because the Portfolio will sell or exercise the put options. Simultaneously, the Portfolio sells a call option on the same underlying security or index to offset a portion of the cost of the put spread. The put option spread provides the Portfolio with protection from a decrease in the underlying security or index, while the sold call option creates the “collar” because the Portfolio gives up the opportunity to benefit from potential increases in the value of underlying security or index above the exercise prices of such options.

The Portfolio also may purchase call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the purchase of options on individual securities. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

14

Rather than delivering or buying securities upon exercise of an option, the Portfolio may enter into a “closing transaction,” an offsetting option transaction to close out the position. For an option the Portfolio has purchased, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for the offsetting option is greater (or less) than the premium it paid for the original option. For an option the Portfolio has sold, the Portfolio will realize a gain (or loss) if the premium it pays, plus commission, for the offsetting option is less (or greater) than the premium it received for the original option.

Futures and Options on Futures

Futures are generally bought and sold on the commodities exchanges where they are listed. The sale of a futures contracts creates a firm obligation by the Portfolio as seller to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to an index, the net cash amount). Futures contracts may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Portfolio, to protect against possible changes in interest rates, or to generate income or gain for the Portfolio.

The use of futures transactions, including options on futures contracts, entails certain risks. In particular, if a futures transaction is used for hedging, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio’s position. In addition, futures markets may not be liquid in all circumstances. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Losses resulting from the use of futures and options on futures could reduce net asset value, and possibly income. Futures contracts generally are settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price or that delivery will occur.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks. Like collateralized mortgage obligations, asset-backed securities may be structured as floaters, inverse floaters, interest- only and principal-only.

Swaps

The Portfolio may enter into swap agreements. Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

15

CDX Tranches

A CDX is an equally-weighted index of credit default swaps that is designed to track a representative segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides an investor with exposure to specific “baskets” of issuers of certain debt instruments. Investment in CDX tranches provides customized exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche. The equity tranche, the riskiest tranche of a CDX, has exposure to the first losses experienced by the basket of issuers of debt instruments to which the CDX provides exposure. The mezzanine and senior CDX tranches are higher in the capital structure but may also be exposed to losses in value. Investment in a CDX is subject to liquidity risk, credit risk and counterparty risk. CDX tranches may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CDX securities as a class.

Debt Securities

Debt securities, a type of fixed-income security, include government bonds, corporate bonds, CDs, municipal bonds, preferred stock, collateralized securities (such as CDOs, CMOs, GNMAs) and zero-coupon securities. The interest rate on a debt security is largely determined by the perceived repayment ability of the borrower; higher risks of payment default almost always lead to higher interest rates to borrow capital.

The risks of investing in debt securities include interest rate risk, credit risk and liquidity risk. With interest rate risk, prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A portfolio investing in debt securities is subject to credit risk since it may lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security. A portfolio investing in debt securities is also exposed to liquidity risk, which occurs if it may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Instruments in which the Portfolio invests may have relied upon the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. The UK Financial Conduct Authority completed its phase out of all LIBOR settings in June 2023. Various financial industry groups had planned for the transition away from LIBOR, but there may remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which replaced the U.S. dollar LIBOR in certain financial instruments after June 23, 2023). As a result, the nature of the impact of the transition away from LIBOR on the Fund’s transactions and the financial markets continues to be difficult to predict.

The Portfolio may invest without restriction as to issuer, maturity or credit quality.

16

Lower-Rated Debt Securities

Lower-rated debt securities, sometimes referred to as “junk bonds” are debt securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s. As an example, the S&P lower bond ratings are described below. Other ratings are in the Appendix to the Statement of Additional Information.

When bonds have lower ratings, it is more likely that adverse changes in the issuer’s financial condition and/or in general economic conditions, or an unanticipated rise in interest rates, may impair the issuer’s ability to pay the bond’s interest and principal. If an issuer cannot pay interest and principal on time, it is likely to make the bond’s value more volatile and it could limit the Portfolio’s ability to sell its securities at prices approximating the values that Portfolio had placed on such securities. If there is no liquid trading market for its securities, the Portfolio may not be able to establish the fair market value of such securities. The rating assigned to a security by Moody’s, S&P or Fitch does not necessarily reflect an assessment of the volatility of the security’s market value or liquidity.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of the Portfolio’s fixed-income securities. Conversely, during periods of rising interest rates, the value of the Portfolio’s fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to pay interest and principal may also affect the value of these investments. Changes in the value of the Portfolio’s securities generally will not affect cash income derived from such securities, but will affect the Portfolio’s net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. The Adviser will monitor the investment to determine if continuing to hold the security will meet the Portfolio’s investment objective.

Issuers of lower-rated securities are often highly leveraged. During an economic downturn or during sustained periods of rising interest rates, issuers may be unable to service their debt obligations. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Sometimes lower- rated securities are issued to raise funds in connection with the acquisition of a company in a “leveraged buy-out” transaction. The highly leveraged capital structure of those issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or adverse changes in the issuer’s financial condition, it may be harder for the Portfolio to sell lower-rated securities or the Portfolio may have to sell the securities at a loss. In many cases, such securities may be purchased in private placements. Then, they are subject to restrictions on resale as a matter of contract or under securities laws. It may also be harder to determine the fair value of the securities or to compute the Portfolio’s net asset value. In order to enforce its rights in the event of a default, the Portfolio may have to take possession of and manage assets securing the issuer’s obligations on such securities. This might increase the Portfolio’s operating expenses and adversely affect the Portfolio’s net asset value. The Portfolio may also be unable to enforce its rights and it may incur greater costs in enforcing its rights if an issuer enters bankruptcy. Trading opportunities are more limited for lower-rated securities. This may make it more difficult for the Portfolio to sell or buy these securities at a favorable price or time. This lack of liquidity also increases the risk of price volatility.

17

The Portfolio may hold securities that give the issuer the option to “call,” or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

S&P Lower Bond Ratings

Debt rated “BB,” “B,” “CC,” and “C,” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB	Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B	Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC	Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C	The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC-” rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI	The rating “CI” is reserved for income bonds on which no interest is being paid.

D	Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “BB” to “CCC” may be modified by adding a plus (3) or minus (3) to show relative standing within the major rating categories.

18

Smaller Capitalization Companies

Small and medium capitalization companies are collectively referred to herein as “smaller capitalization” companies. Market capitalization is the number of shares outstanding for a company multiplied by the price per share. These companies are often still in their developing stage. While the market capitalization of the companies may be defined as “small” or “medium” at the time of purchase, portfolio managers will often hold the security if they deem the company to still have growth potential, despite the fact their market capitalizations may have grown to exceed the generally defined limits of small capitalization companies. Smaller capitalization companies are often selected for investment in a portfolio because the Adviser believes the companies can achieve rapid growth in sales, earnings and share prices. They often do not pay dividends.

Smaller companies usually present more share price volatility and risk than do larger, more established companies. Smaller and newer companies often have unproven track records, limited product lines, markets and financial resources. Their management often depends on one or a few key people. These factors also increase risk and make these companies more likely to fail than companies with larger market capitalizations. Smaller cap companies’ securities may be subject to more abrupt or erratic price changes than those of larger companies or the market averages. Often, there is less publicly available information for smaller companies than for larger ones. Smaller company securities are sometimes less liquid than those of larger companies. This is because they have fewer shares outstanding and they trade less often. That might make it harder for a portfolio to buy or sell significant amounts of a smaller company’s shares, or those transactions might impact the shares’ market prices unfavorably.

Foreign Investments

Foreign securities are securities of issuers based outside the United States. These include issuers:

●	that are organized under the laws of, or have a principal office in, another country; or

●	that have the principal trading market for their securities in another country; or

●	that derive, in their most current fiscal year, at least half of their total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Investments in foreign securities involve risks not normally associated with investing in domestic issuers. These include:

●	changes in currency rates;

●	currency exchange control regulations;

●	seizure or nationalization of companies or their assets;

●	political or economic instability;

●	unforeseen taxes, duties or tariffs;

●	difficulty in obtaining or interpreting financial information under foreign accounting standards;

●	trading in markets that are less efficient than in the U.S.;

●	lack of information regarding securities issuers;
19

●	imposition of legal restraints affecting investments (e.g. capital flow restrictions and repatriation restrictions);

●	reversion to closed markets or controlled economies;

●	national economies based on a few industries or dependent on revenue from certain commodities;

●	local economies and/or markets vulnerable to global conditions;

●	volatile inflation rates and debt burdens; and

●	less regulatory protection.

These factors may prevent the Portfolio or the Adviser from obtaining information concerning foreign issuers that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Many of these factors are more likely to occur in emerging or developing countries and may cause abrupt and severe price declines.

Generally, economic structures in emerging or developing countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Portfolio may have to accept a lower price or may not be able to sell a position at all. An inability to sell a position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to meet cash obligations or take advantage of other investment opportunities.

These factors are generally less typical of the developed countries, although economic and financial difficulties in a number of countries in the European Union (EU) including certain countries within the EU that have adopted the euro (i.e., the Eurozone), could negatively affect the value of the Portfolio’s shares. A departure of a country from the EU or another trading union or bloc may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility.

In selecting foreign investments, the Adviser seeks to minimize these risks. The Adviser select investments in securities appearing to have characteristics and qualities comparable to the kinds of domestic securities in which the portfolio may invest.

20

The imposition of sanctions and compliance with those sanctions may impair the ability of the Portfolio to buy, sell, hold or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges. This may adversely impact the Portfolio’s performance.

Foreign securities markets are not always open on the same days or at the same times as U.S. markets. As a result, the values of foreign securities might change on days or at times when the Portfolio’s shareholders cannot redeem shares.

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Portfolio to make intended securities purchases or sales due to settlement problems could cause the Portfolio to miss attractive investment opportunities or to incur losses.

Sovereign Debt

Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Convertible Securities

Convertible securities can be exchanged for or converted into common stock, the cash value of common stock or some other equity security. These include convertible bonds or debentures, convertible preferred stock, units consisting of usable bonds and warrants, and securities that cap or otherwise limit returns to the security holder. Examples of these include dividend enhanced convertible stock or debt exchangeable for common stock (DECS), liquid yield option notes (LYONS), preferred equity redemption cumulative stock (PERCS), preferred redeemable increased dividend securities (PRIDES) and zero coupon convertible securities.

As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline. Conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities is the right to be exchanged for the issuer’s common stock. This causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation. Most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock price goes down, the value of the convertible security tends to decline to about the level of straight nonconvertible debt of similar quality. This is often called “investment value.” The convertible security then may not experience the same decline as the underlying common stock.

Many convertible securities sell at a premium over their conversion values. The conversion value is the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock. This premium is the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. The premium may not be recovered if this appreciation potential is not realized.

21

Convertible securities typically offer high yields and potential for capital appreciation. They are often rated below investment grade, or not rated, because they fall below debt obligations and just above common equity in order of preference or priority on the issuer’s balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities below investment grade or not rated.

Foreign Currency Forwards

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, the Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures generally.

A forward contract involves an obligation to purchase or sell a specific currency at a future date. This may be any fixed number of days from the date of the contract as agreed upon by the parties. The price is set at the time of the contract. This way the Portfolio may protect against a possible loss from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. These contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency. On the other hand, they tend to limit potential gains if the value of that currency increases.

When a forward contract’s delivery date arrives, the Portfolio may either deliver the foreign currency or end its obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio has to deliver the foreign currency, it may have to obtain the currency by selling securities.

It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Therefore, the Portfolio may have to buy more foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver. Conversely, the Portfolio may have to sell some currency on the spot market when its hedged security is sold if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

Settlement of currency options and futures contracts for most currencies must occur at a bank in the issuing nation. The ability to establish and close out positions on such options requires a liquid market. That may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. The use of foreign currency hedging transactions might not successfully protect the Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. These methods of protecting the value of the Portfolio’s securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. They simply establish a rate of exchange for a future time.

22

Rights and Warrants

Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Loans

Investments in loans may include various commercial loans, including bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Generally, loans are subject to credit risk, including lower-rated debt (“junk bond”) risk, liquidity risk and interest rate risk as well as specific risks described below. In addition, loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation. In the absence of definitive regulatory guidance, while there can be no assurance that fraud or misrepresentation will not occur with respect to the loans in which the Portfolio invests, the Portfolio relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio. Loan instruments also may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Portfolio and, if the Portfolio’s exposure to such investments is substantial, could impair the Portfolio’s ability to meet shareholder redemptions in a timely manner. In the event any loan instruments take longer than seven days to settle, it is anticipated that such redemptions would be covered with other liquid assets in the Portfolio, with such redemptions typically to be covered by cash holdings. Liquid high yield bonds may also be utilized if necessary. Additionally, loan instruments may not be considered securities and therefore may not be afforded the protections of the securities laws.

Bridge Loans. Bridge loans are short-term loan arrangements typically made by a borrower in anticipation of receiving intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan increases the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans typically are structured as senior loans, but may be structured as junior loans. A delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

DIP Loans. DIP loans are issued in connection with restructuring and refinancing transactions. DIP loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court. DIP loans are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP loans are often required to close with certainty and in a rapid manner to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. Investments in DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. In the event of liquidation, the Portfolio’s only recourse will typically be against the property securing the DIP loan.

23

Mezzanine Loans. Mezzanine loans are secured by the stock of the company that owns the assets acquired with the proceeds of the loan. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure. Because mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations. In addition, they are often used by smaller companies that may be highly leveraged, and in turn may be subject to a higher risk of default. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Restricted Securities

Restricted securities are subject to restrictions on resale under federal securities law. Under the Liquidity Risk Management Program approved by the Board of Directors, the restricted nature of a security is one of many factors considered by the Adviser when assessing the overall liquidity of the security.

Zero-Coupon and Pay-in-kind Debt Securities

Zero-coupon securities (or “step-ups”) in which the Portfolio may invest are debt obligations. They are generally issued at a discount and payable in full at maturity. They generally do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value. They are subject to greater market value fluctuations from changing interest rates than interest-paying debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of the Portfolio investing in zero- coupon and pay-in-kind securities may fluctuate more than shares of other mutual funds investing in interest-paying securities with similar maturities.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

FUND MANAGEMENT

The Adviser is an affiliate of the Fund and ALIC. The Adviser uses ALIC’s investment personnel and administrative systems. That is to say the personnel of the Adviser are employees of ALIC who provide investment services to the Adviser. The Adviser has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242. It has served as the Fund’s investment adviser since May 1996. Before that, the Fund’s investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ALIC at the time.

ALIC provides its investment personnel, systems and related services to the Adviser at cost. This is done under a service agreement among ALIC, the Adviser and the Fund. These services are paid for by the Adviser, not the Fund. The Adviser provides portfolio management, investment advice and administrative services to the Fund. This is done under an investment advisory agreement.

24

The Portfolio operate as a “fund of funds.” In this structure, the Portfolio invests in other exchange-traded funds or mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other exchange-traded funds or mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. A discussion regarding the basis for the Board of Directors approving the renewal of the advisory agreement for the Portfolio is available in the Fund’s Annual Report for the fiscal year ended December 31, 2023.

Investment Advisory Fees

As compensation for its services to the Fund, the Adviser receives monthly fees from the Fund at annual rates on the basis of the Portfolio’s average daily net assets during the month for which the fees are paid.

In 2023, the Fund paid the Adviser at the effective annualized rate of 0.80% on the average daily net assets of the Portfolio.

Management of the Portfolio

The Fund’s SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

The Adviser has managed the investment and reinvestment of the assets of the Portfolios since November 2024. Prior to that, AllianceBernstein L.P. (“AllianceBernstein”) managed the investment and reinvestment of the assets of the Portfolio under a sub-advisory agreement with the Adviser. While the Adviser does not currently use other investment advisory firms as sub-advisers to direct the investments of the Portfolios, it may do so in the future.

The portfolio managers of the Portfolio are Gary Rodmaker and Sachin Jain.

Gary Rodmaker is a Managing Director of the Adviser and co-portfolio manager of the Portfolio. Mr. Rodmaker has been Managing Director of ALIC since February, 2024. Prior to that, Mr. Rodmaker was Senior Vice President, Fixed Income Securities for ALIC since 2021 and Chief Investment Officer for ALIC since 2022. From 2014 to 2021, Mr. Rodmaker was Vice President, Fixed Income Securities for ALIC. Prior to joining ALIC, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a Bachelor of Science in Business Administration from Xavier University.

Sachin Jain is President of the Adviser and co-portfolio manager of the Portfolio, Mr. Jain joined ALIC as Senior Vice President in October 2023 and has been Senior Vice President and Chief Investment Officer since February 2024. Prior to joining ALIC, Mr. Jain was a Portfolio Manager at Tilden Park Capital Management LP, where he served from 2020 to 2023. Mr. Jain was also a Portfolio Manager at Point72 Asset Management LP from 2018 to 2020. Prior to that, he served as a Portfolio Manager at Hutchinhill Portfolio Management LLC from 2016 to 2018 and as a Portfolio Manager at DW Partners LP from 2009 to 2016. He has also worked for Brevan Howard US Asset Management LP, Morgan Stanley and Amaranth LLC. Mr. Jain holds a Master of Science in Financial Mathematics from Stanford University, California and a Bachelor of Technology in Mechanical Engineering from the Indian Institute of Technology, Delhi.

25

Sub-advisory Fees

As compensation for sub-advisory services during periods in which AllianceBernstein managed the investment and reinvestment of the Portfolios’ assets, the Adviser paid fees to AllianceBernstein. These fees were paid from the Adviser’s assets and did not affect the Portfolio’s expenses. The sub-advisory fees were calculated as a percentage of the Portfolio assets managed by the AllianceBernstein.

MORE INFORMATION ABOUT THE PORTFOLIO’S FEES AND EXPENSES

With respect to the Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of the Portfolio, if they are available for direct investment. Since the Portfolio pursues its investment objective by investing in underlying funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the underlying funds. However, not all of the underlying funds may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolio that is available in connection with the purchase of shares of the Portfolio.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each of the Portfolio’s assets among underlying funds and the actual expenses of the underlying funds. Additionally, certain underlying funds may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolio.

The Portfolio, by itself, generally is not intended to provide a complete investment program. Investment in the Portfolio is intended to serve as part of a diversified portfolio of investments.

FUTURE SELECTION OF SUB-ADVISERS

In the future, the Adviser may select sub-advisers for the Portfolio, subject to the approval of the Board of Directors, including a majority of those directors who are not otherwise affiliated with the Fund or Adviser.

The Securities and Exchange Commission (“SEC”) has issued an order to the Fund and Adviser permitting the Adviser, subject to the Board of Director's oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. Shareholders of the Portfolio must approve the Fund’s reliance on the order before it may be used in connection with the Portfolio. If a new sub-adviser is hired pursuant to the order, shareholders will receive information about that sub-adviser within 90 days of the change.

PURCHASE AND REDEMPTION OF FUND SHARES

Fund shares are offered only to separate accounts of ALIC and NSLAC in connection with their variable annuities. You may select Fund portfolios as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the portfolios you select.

The net asset value of each portfolio is computed by dividing the total market value of the securities in that portfolio, plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio. The Board of Directors has designated the Adviser as the Fund’s “valuation designee” and delegated to the Adviser, subject to the Board of Directors’ oversight, the responsibility for determining or causing to be determined the value of the Fund’s investments. The Fund’s assets are valued primarily on the basis of readily available market quotations. Certain short- term securities are valued on the basis of amortized cost. If the valuation designee determines that market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be fair valued by the valuation designee in good faith in accordance with the Fund’s fair value policies and procedures. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the valuation designee believes reflects their fair value. This is intended to assure that a portfolio’s net asset value fairly reflects security values as of the time of pricing.

26

Because the Portfolio is primarily invested in shares of underlying ETFs, the Portfolio’s net asset value is based primarily on the market price of the underlying ETFs in which it invests.

The separate accounts of ALIC and NSLAC purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If the Portfolio’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Portfolio’s investments may change on days when Portfolio shares cannot be purchased or redeemed.

Under normal and stressed circumstances, the Portfolio expects to make payment within one business day following a redemption request. Under normal and stressed circumstances, the Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash.

The Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends or holidays; (b) an emergency exists, as determined by the SEC, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC by order so permits for the protection of security holders of the Fund.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund, ALIC and NSLAC discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Portfolio can disrupt portfolio investment strategies and increase the Portfolio’s operating expenses. In addition, excessive trading can lower overall portfolio performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Portfolio. Certain portfolios may be more susceptible to attempted market timing and excessive trading. Typically, holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Fund has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Portfolio is not designed to accommodate excessive trading practices. The Fund, ALIC and NSLAC reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. You will be contacted the next business day by telephone to inform you if your requested transaction has been restricted or otherwise not honored by the insurance company. If you cannot be contacted by telephone, you or your representatives will be contacted in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all the steps that may be taken to discourage excessive trading and market timing. The Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

27

The first time the contract owner is determined to have traded excessively, ALIC or NSLAC will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, ALIC or NSLAC will suspend some or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either ALIC or NSLAC may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Portfolio. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

●	The number of transfers made in a defined period;

●	The dollar amount of the transfer;

●	The total assets of the portfolios involved in the transfer;

●	The investment objectives of the particular portfolios involved in the transfers; and/or

●	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The various contracts issued by ALIC and NSLAC provide a transfer privilege among all of the products’ investment options, including the Fund. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if ALIC, NSLAC or the Fund believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Fund, ALIC or NSLAC will be able to identify such contract owners or curtail their trading practices. However, the Portfolio is not designed to accommodate frequent purchase or redemption requests. The ability of ALIC and NSLAC and the ability of the Fund to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Fund receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Fund may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

28

This policy may be altered or amended as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by ALIC, NSLAC or the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax. Each year the Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Portfolio shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59½ may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The SAI also has more information regarding the tax status of the Portfolio.

INDEX DESCRIPTIONS

Provided below are descriptions of the indices used for comparative purposes with the performance of the Portfolio. The performance of each index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index or average.

The publishers of any securities index are not affiliated with the Fund or the Adviser and have not participated in creating the Portfolio or selecting the securities for the Portfolio. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

S&P 500® Index — The S&P 500® Index is a capitalization-weighted index designed to measure performance of the broad domestic market through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser.

ICE BofA U.S. Broad Market Index — The ICE BofA U.S. Broad Market Index measures the performance of U.S. dollar- denominated, investment grade debt securities, including U.S. Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Securities are cap-weighted based on their amount outstanding times the market price plus accrued interest.

29

VOTING

Since shares of the Fund are only sold to the separate accounts of insurance companies to fund variable products, the insurance companies will seek voting instructions from the underlying contract owners for any Fund votes. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in the Portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the SAI. This should be read in conjunction with those financial statements.

30

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Constellation Dynamic Risk Balanced Portfolio (formerly AVIP AB Risk Managed Balanced Portfolio)
Six-Month Period Ended June 30, 2024+	$14.19	0.19	0.83	1.02	—	$15.21	7.19%*	0.84%**	2.12%**	0.84%**	$1,359.6	54%*
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Year Ended December 31, 2021	$17.63	0.09	2.43	2.52	(2.99)	$17.16	15.04%	0.95%	0.48%	0.95%	$447.0	51%
Year Ended December 31, 2020	$14.81	0.13	3.12	3.25	(0.43)	$17.63	22.15%	0.98%	0.76%	0.98%	$443.8	114%(a), (b)

+	Unaudited
*	Not annualized
**	Annualized
(a)	Effective May 1, 2020, the sub-adviser(s) to the AVIP AB Risk Managed Balanced Portfolio changed from Janus Capital Management LLC and AnchorPath Financial, LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2020 than for prior years.
(b)	The portfolio turnover calculation in a previous year includes purchases and sales from mortgage dollar roll transactions. Without the effect of mortgage dollar roll transactions, the portfolio turnover rate would have been 102% for the year ended December 31, 2020 (see Note 2 of the Notes to Financial Statements).
#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
31

ADDITIONAL INFORMATION

Additional information about AuguStar Variable Insurance Products Fund, Inc., has been filed with the SEC in a Statement of Additional Information (“SAI”), dated November 25, 2024, which is incorporated herein by reference.

In addition, information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI, annual reports, and semi-annual reports are available upon request and without charge by calling 800.366.6654 or writing to the Fund at One Financial Way, Montgomery, Ohio 45242. You can review the SAI, annual reports, semi- annual reports and the current prospectus by logging onto our website at www.augustarfund.com. You may also obtain copies of these documents by contacting the registered representative or broker-dealer who sold you your variable contract.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http:// www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

AuguStar Variable Insurance Products Fund, Inc.

Investment Company Act file number: 811-3015

1933 Act file number: 2-67464

32

AuguStarSM Variable Insurance Products Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

Telephone 800.366.6654

Statement of Additional Information

November 25, 2024

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus of the AVIP Constellation Dynamic Risk Balanced Portfolio (formerly the AVIP AB Risk Managed Balanced Portfolio) of AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) dated November 25, 2024.

The audited financial statements and the independent registered public accounting firm’s report in the Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2023 are incorporated by reference (are legally part of this SAI).

To obtain a free copy of the Fund’s prospectus, write or call the Fund at the above address, or log onto our website at www.augustarfund.com.

Fund History

The Fund, formerly known as Ohio National Fund, Inc., is an open-end management investment company which currently offers shares on behalf of each of 25 Portfolios. Shares of the AVIP Constellation Dynamic Risk Balanced Portfolio (“the Portfolio”) are offered by this SAI. The remaining 24 portfolios are offered by separate SAIs. The Portfolio is diversified. For information regarding the portfolios not covered by this SAI, please call the Fund at 800.366.6654 or log onto our website at www.augustarfund.com.

At present, the Fund sells its shares only to separate accounts of AuguStarSM Life Insurance Company (“ALIC”) and National Security Life and Annuity Company (“NSLAC”) in connection with ALIC and NSLAC’s variable annuity contracts. In the future, Fund shares may be used for other purposes, but unless there is a change in applicable law, they will not be sold directly to the public.

The Fund is a Maryland corporation. It was created on November 2, 1982 when O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc. The Board of Directors of the Fund has the authority under the Articles of Incorporation to create and classify shares of the Fund into separate portfolios. Pursuant thereto, the Board has created the Fund and other portfolios. Additional portfolios may be added in the future from time to time. The Portfolio began on May 1, 2014.

The investment and reinvestment of the assets of the Portfolio are directed by the Fund’s investment adviser, Constellation Investments, Inc. (the “Adviser” or “CINV”), an affiliate of the Fund and ALIC. The principal business address of ALIC and the Adviser is One Financial Way, Montgomery, Ohio 45242.

Interests in the Portfolio are represented by a separate class of the Fund’s capital stock, par value $1. Each share represents an undivided interest in the assets of the Portfolio. Shares of the Portfolio have one vote per share and are freely transferable. When matters arise that affect only the Portfolio, shares of just the Portfolio are entitled to vote on those matters. Approval of certain matters by a vote of all Fund shareholders may not bind the Portfolio if its shareholders did not approve that matter.

Each share of the Portfolio may participate equally in the Portfolio’s dividends, distributions and net assets. The shares of the Portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights. This means the holders of more than half of the Fund shares voting to elect directors can elect all the directors if they so choose. In that event, the holders of the remaining shares could not elect any directors.

All of the outstanding Portfolio shares are owned of record by ALIC and NSLAC and are held in their respective separate accounts. The shares held in connection with those separate accounts are voted by ALIC or NSLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Portfolio shares attributable to contracts owned by ALIC and NSLAC, and Portfolio shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.

State Street Bank and Trust Company is the Fund’s accounting agent and custodian for all portfolios. It is located at One Congress Street, Suite 1, Boston, Massachusetts 02111. For assets held outside the United States, the custodian may enter into subcustodial agreements.

Fund Performance

From time to time, the Fund’s affiliates may advertise the current yield, average annual total return and cumulative total returns for the Portfolio. The Fund’s affiliates might compare the results to other similar mutual funds or unmanaged indices. Management’s discussion and analysis of the Fund’s performance is included in the Fund’s most-recent annual report and is available for free upon request.

2

Total return for the Portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. The Portfolio’s average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the Portfolio for one-, five- and ten-year periods or from the Portfolio’s inception. Cumulative total return reflects the Portfolio’s aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.

Percentage changes in net asset value per share and total returns quoted for the Portfolio include the effect of deducting the Portfolio’s expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce the Portfolio’s total return may be demonstrated by comparing the Portfolio’s total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return from the Portfolio.

All performance quotations are based on historical investment performance and are not intended to indicate future performance.

The Fund’s affiliates may distribute sales literature comparing the performance of the Portfolio against the Consumer Price Index or established market indices such as the Standard & Poor’s 500® and MidCap 400® indices, one or more of Intercontinental Exchange's ICE BofA fixed income Indices, the Morgan Stanley Capital International Europe, Australia and Far East Index, the Russell 1000® Growth, 1000 Value®, 2000®, 2000® Growth or MidCap® Indices, the Nasdaq-100® Index, one or more Morningstar® Target Risk indices, or other management investment companies having investment objectives similar to the Portfolio. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for the Portfolio may also be advertised.

The Fund’s affiliates may also advertise the performance ratings or rankings assigned to the Portfolio or the Adviser by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including, but not limited to, The Wall Street Journal, Investors Business Daily, The New York Times, Barron’s, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger’s Personal Finance and Money Magazine.

The prospectus sets forth in tabular form, under the caption “Financial Highlights,” certain information concerning the Fund and the Portfolio. The following discussion describes the Fund’s policy with respect to the Portfolio’s turnover rate.

Portfolio Turnover

Each portfolio of the Fund has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when a portfolio manager deems it appropriate to purchase or sell securities for the Portfolio. Higher turnover rates are often reflected in higher portfolio brokerage expenses. The Fund’s policy with respect to the Portfolio is as follows:

Under normal circumstances, the expected rate of the Portfolio’s turnover is 115 to 161%. The turnover rate for the Portfolio was 132% in 2023.

3

Investment Restrictions

Fundamental Investment Policies

The following is a complete list of the Fund’s fundamental investment restrictions. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as appropriate. The Investment Company Act of 1940, as amended (the “1940 Act”), defines the vote of a majority of the outstanding voting securities of a fund to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting securities of the fund are represented or (ii) more than 50% of the outstanding voting securities of the fund. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Portfolio, such matter shall be deemed to have been effectively acted upon with respect to the Portfolio if a majority of the outstanding voting securities of the Portfolio votes for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Portfolio:

1.	Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the Securities and Exchange Commission (“SEC”). This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2.	Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time the borrowing is made. This limitation does not preclude the Portfolio from entering into reverse repurchase transactions.

3.	Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act, or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4.	Will not underwrite securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5.	Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.
4

6.	Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7.	Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Non-Fundamental Investment Policies

Each non-fundamental policy may be changed by the Fund’s Board of Directors (the “Board”) in the future without shareholder approval. As a matter of non- fundamental policy:

1.	The Portfolio will not invest, in the aggregate, more than 15% of its net assets in illiquid securities. However, if more than 15% of Portfolio assets (defined as net assets plus the amount of any borrowings for investment purposes) are illiquid, the Portfolio's investment adviser will reduce illiquid assets such that they do not represent more than 15% of Portfolio assets.

2.	The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in fundamental restriction (2) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

3.	Under normal circumstances, the Portfolio invests at least 30-65% of its assets in equity securities and at least 25% of its assets in fixed-income securities.

Certain Investments and Risks

The following disclosures supplement the “Principal Investment Strategies,” “Principal Investment Risks” and “Certain Investments and Related Risks” information set forth in the prospectus, and such prospectus disclosure is incorporated herein by reference. The Adviser may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolio’s investment objectives and policies and that doing so will help the Portfolio achieve its objectives. The debt security ratings referred to in the prospectus in connection with the investment policies of the Portfolio are defined in the Appendix to this Statement of Additional Information.

Call Options and Put Options

The Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. The Portfolio writes a covered call option when it owns the underlying securities or options and an uncovered call option when it does not. In purchasing put options, the Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When the Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put has the right to sell, the underlying security at the exercise price during the option period.

5

Futures Contracts

The Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500® Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments:

U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

Regulation as a Commodity Pool Operator

The Fund, on behalf of the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the Portfolio's operation. Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

Options on Futures Contracts and Financial Indexes

Instead of entering into a financial futures contract, the Portfolio may buy and write options on futures contracts and financial indexes. The Portfolio may buy an option giving it the right to enter into such a contract at a future date. The Portfolio also may write an option giving another party the right to enter into such a contract at a future date. The price paid for such an option is called a premium. The Portfolio also may buy or write options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash. Financial futures contracts, options on such contracts and options on financial indexes may be used for hedging and investment purposes.

6

Margin Requirements for Futures Contacts

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits:

●	are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and

●	are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio’s investment limitations. The Portfolio, its FCM and the custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. The Adviser attempts to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolio does business.

Derivative Transactions

Rule 18f-4 under the 1940 Act established a regulatory framework governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 requires a fund that qualifies as a “limited derivatives user” (generally, a fund that limits the notional amount of its derivatives transactions to 10% or less of its net assets) to adopt and implement policies and procedures reasonably designed to manage the portfolio’s derivatives risks, while a fund that does not so qualify is required to adopt and implement a written derivatives risk management program and comply with a quantitative limit on the estimated potential risk of loss that the fund incurs from its derivatives transactions. This regulatory framework also eliminates the asset segregation and coverage framework previously used by the Portfolio to comply with Section 18 of the 1940 Act in connection with options and futures contracts and certain other financing transactions.

Foreign Currency Transactions

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, the Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.

The Portfolio generally conducts foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When the Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, the Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

7

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally, a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency.

At the consummation of a forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect the Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of the Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

8

Hybrid Instruments

Hybrid instruments are potentially high-risk derivatives. They can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or futures index. Hybrid instruments may bear interest or pay dividends at or below market or even relatively nominal rates. Under certain conditions, the redemption value of an investment could be zero.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps.

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities in return for payments equal to a different fixed or floating rate, times the same principal amount, for a specified period. For example, a $10 million Secured Overnight Financing Rate (“SOFR”) swap would require one party to pay to the other party the equivalent of the SOFR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on a $10 million principal amount.

Credit default swaps (“CDS”) are contracts between two parties in which one party purchases protection from another party against losses from the default of a borrower for a defined period of time. CDS can be based on a single issuer or on an index of issuers (“CDX”). A CDX is an equally-weighted index of credit default swaps that is designed to track a representative segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides an investor with exposure to specific “baskets” of issuers of certain debt instruments. Some CDX are also available in a tranched format, which allows investors to gain exposure on a particular portion of the index loss distribution. Credit events affect the tranches according to the seniority of the tranche in the loss distribution. . Subordinate CDX tranche investments involve greater risk of loss than more senior CDX tranches because when credit events occur, the losses are first absorbed by the lowest level tranche up to the applicable point in the index loss distribution, after which the next portion of the index loss distribution is absorbed by the next senior tranche. The Portfolio may have exposure to any level of a CDX tranche, including the lowest level tranche which is referred to as the equity or “first loss” tranche. Investment in a CDX is subject to liquidity risk, credit risk and counterparty risk. CDX tranches may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CDX securities as a class.

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

9

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Most swap agreements entered into by the Portfolio calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the custodian. The Portfolio will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Portfolio's illiquid investment limitations. The Portfolio will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

10

Equity Securities

Equity securities include preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Warrants

Warrants are options to purchase common stock at a specific price. They are valid for a specific period of time. They usually sell at a premium above the market value of the optioned common stock. Warrants may have a life ranging from less than a year to twenty years or they may even be perpetual. However, after they expire they are worthless. If the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. This increases the market risks of warrants as compared to the underlying security. Warrants have no voting rights, pay no dividends, and have no rights in the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Short Sales

Until a security borrowed in connection with a short sale (as described in the prospectus) is replaced, the Portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, or other liquid securities to assure Portfolio performance to the short sale broker. The amount deposited in the account is in addition to the proceeds of the short sale, which are retained by the broker. The Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When the Portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. In addition to the short sales discussed above, the Portfolio also may make short sales “against the box,” a transaction in which the Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Portfolio delivers the security to close the short position. A Portfolio receives the net proceeds from the short sale.

Borrowing Money

The Portfolio may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Portfolio. In addition, the Portfolio also may borrow from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time the borrowing is made. This limitation does not preclude the Portfolio from entering into reverse repurchase agreements. To the extent the Portfolio borrows, it may be subject to some additional costs and risks inherent in borrowing, such as reduced total return and increased volatility. Borrowing for investment purposes will result in leveraging of the Portfolio’s assets and may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so. Interest paid on borrowed funds will not be available for investment and will reduce net income.

11

Zero-Coupon and Pay-in-kind Debt Securities

Zero-coupon securities (or “step ups”) in which the Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Portfolio investing in zero-coupon and pay-in-kind securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon convertible securities are debt instruments issued at a discount to their face amount and convertible to common stock (see “Convertible Securities,” in the prospectus). These securities usually have put features giving the holder the opportunity to sell them back to the issuer at a stated price prior to maturity. The prices of zero-coupon convertible securities are generally more sensitive to interest rate fluctuations than are conventional convertible securities. Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, federal income tax law requires zero-coupon holders to recognize accrued income prior to receipt of actual cash payment (i.e., at maturity). In order to avoid federal income tax liability and maintain its status as a regulated investment company, the Portfolio may have to sell these securities at disadvantageous times in order to generate cash for the distribution of accrued income.

When-Issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. There are no fees or other expenses, other than normal transaction costs. However, the Portfolio must set aside enough of its liquid assets to pay for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. No Portfolio will engage in when-issued and delayed delivery transactions to an extent that the Portfolio would have to set aside more than 20% of the total value of its assets.

Master Limited Partnerships

The Portfolio may invest in master limited partnerships (“MLPs”), which are equity securities that are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

12

Investments in the equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the limited partners and the general partner, cash flow risks, dilution risks and risk related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. In addition, there are certain tax risks associated with an investment in an MLP because, as a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.

The Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Portfolio will not.

Over-the-Counter Securities

Over-the-counter (“OTC”) securities are securities traded in a manner other than on a traditional exchange such as the NYSE. OTC transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Securities traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Portfolio in over-the-counter transactions may include an undisclosed dealer markup. There can be no assurance that the Portfolio will be able to close out an OTC position at an advantageous time or price.

Initial Public Offerings

The effect of initial public offerings (“IPOs”) on Portfolio performance depends on such factors as the number of IPOs in which the Portfolio invested, whether and to what extent the IPOs appreciated in value, and the Portfolio’s asset base. There is no assurance that the Portfolio’s investments in IPOs, if any, will have a positive effect on performance.

Royalty Trusts

Royalty trusts are special purpose financing vehicles organized as investment trusts created to make investments in operating companies or their cash flows. Royalty trusts buy the right to the royalties on the production and sales of a natural resource company. Income and cash flows generated by a royalty trust are passed directly to investors in the form of dividends or the return of invested capital. The yield generated by a royalty trust is not guaranteed and could be volatile because developments in the oil, gas and natural resources markets will affect payouts. For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts. In addition, natural resources are depleting assets. Eventually, the income-producing ability of the royalty trust will be exhausted, at which point the trustees may choose to liquidate, or will attempt to raise or retain funds to make new acquisitions. The purchase of new assets can depress current income and increase the risk that the new property is of lower quality than the property held by the trust. Generally, higher yielding trusts have less time until depletion of proven reserves.

13

Exchange Traded Funds

The Portfolio may invest in various exchange traded funds (“ETFs”). An ETF is a pooled investment vehicle with shares that trade intraday on stock exchanges at a market-determined price. Unlike a traditional mutual fund, investors cannot purchase or redeem shares directly from the ETF. Rather, investors may only buy and sell ETF shares on an exchange, much as they can buy or sell any listed equity security. The price of an ETF share on a stock exchange is influenced by the forces of supply and demand. While imbalances in supply and demand can cause the price of an ETF share to deviate from its NAV (that is, trade at a discount or premium to its NAV), substantial deviations tend to be short-lived for many ETFs.

Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

Index-based ETFs are designed to track the performance of specified market indexes. In some cases, an ETF may track a multiple of its index, an inverse of its index, or even a multiple inverse of its index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500® Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country. ETFs also may hold a portfolio of debt securities. Because an index-based ETF may purchase, retain and sell securities at times when an actively managed fund would not do so, the Portfolio can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities. Certain funds may invest in actively managed ETFs. Actively managed ETFs do not seek to track the return of a particular market index. Instead, an actively managed ETF’s investment adviser, like that of an actively managed mutual fund, creates a unique mix of investments to meet a particular investment objective and policy.

The returns of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. The Portfolio will incur brokerage costs when it purchases ETFs. Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Portfolio may invest in them to the extent consistent with the Portfolio’s investment objective, policies and restrictions.

14

Unless permitted by the 1940 Act, the Portfolio’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require the Portfolio to limit its investments in any one ETF to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF. Moreover, a Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

Investment Companies

The 1940 Act generally prohibits the Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits the Portfolio’s investments in other investment companies to no more than 5% of the Portfolio’s total assets in any one investment company and no more than 10% in any combination of investment companies (except pursuant to certain rules under the 1940 Act). The 1940 Act further prohibits the Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. However, the Portfolio may invest in investment companies beyond these general limits pursuant to certain provisions of, or rules under, the 1940 Act. The Portfolio may invest in affiliated and unaffiliated underlying funds. Rule 12d1-4 under the 1940 Act is designed to streamline and enhance the regulatory framework for funds of funds arrangements by permitting acquiring funds to invest in the securities of other registered investment companies beyond certain statutory limits, subject to certain conditions. In connection with Rule 12d1-4, the SEC rescinded Rule 12d1-2 under the 1940 Act and most fund of funds exemptive orders.

Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or Portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities and instruments in which the mutual funds invest and the investment techniques they may employ. Mutual funds (including the underlying funds) may invest in securities or instruments other than those described in this SAI. Also, mutual funds charge fees and incur operating expenses.

The Portfolio may also invest in loan instruments, including trade finance loan instruments, and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities. The Portfolio’s investment in the trade finance loan instruments through another investment company may expose the Portfolio to risks of loss after redemption. The Portfolio may also invest in such securities directly. These other investment companies are managed independently of the Portfolio and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.

15

Loans

The Portfolio may invest in various commercial loans, including bridge loans, debtor-in-possession ("DIP") loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis.

Bridge Loans. Bridge loans are short-term loan arrangements typically made by a borrower in anticipation of receiving intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan increases the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans typically are structured as senior loans, but may be structured as junior loans. Investments in bridge loans subject the Portfolio to certain risks in addition to those described above. In addition, any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower's use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

DIP Loans. DIP loans are issued in connection with restructuring and refinancing transactions. DIP loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court. DIP loans are typically fully secured by a lien on the debtor's otherwise unencumbered assets or secured by a junior lien on the debtor's encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP loans are often required to close with certainty and in a rapid manner to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. Investments in DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. In the event of liquidation, the Portfolio's only recourse will be against the property securing the DIP loan.

Mezzanine Loans. Mezzanine loans are secured by the stock of the company that owns the assets acquired with the proceeds of the loan. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations. Mezzanine loans, which are usually issued in private placement transactions, may be considered illiquid. In addition, they are often used by smaller companies that may be highly leveraged, and in turn may be subject to a higher risk of default. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Mixed and Shared Funding

In the future, it could possibly be disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. ALIC, NSLAC and the Fund do not currently foresee any such disadvantage. The Board will monitor events to identify any material conflict between variable life and variable annuity contract owners. If that happens, the Board will determine what action, if any, should be taken. This action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as:

●	changes in state insurance law;

●	changes in federal income tax law;
16

●	changes in the investment management of any Portfolio; or

●	differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. ALIC’s and NSLAC’s separate accounts are the sole Fund shareholders. ALIC and NSLAC will vote the Fund shares attributable to your contracts as you direct.

Money Market Instruments

U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a “when issued” basis at which time the rate of return will not have been set.

Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

Bankers’ Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower’s ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

Repurchase Agreements - Under a repurchase agreement, the Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at a mutually agreed upon price and date. The seller is a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board. This may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally greater than the purchase price and reflects an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement. It is not related to the coupon rate on the purchased security.

17

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund enters into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Board. The Adviser reviews and monitors the creditworthiness of sellers under the Board’s general supervision. The Portfolio only enters into repurchase agreements under master repurchase agreements that require that all transactions are fully collateralized and that the Portfolio has possession of the collateral. These agreements must also provide that the Portfolio will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the amount invested in each agreement. The Portfolio only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Portfolio’s custodian.

If the seller were to default, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines. The Portfolio might also incur disposition costs when liquidating the collateral. If the seller goes bankrupt, the Portfolio might have a delay in obtaining its collateral. The Portfolio would then have a loss if the collateral declines in value.

The period of these repurchase agreements is usually short, from overnight to one week. At no time will the Portfolio invest in repurchase agreements for more than one year. These transactions enable the Portfolio to earn a return on temporarily available cash.

Money Market Funds - Open-end management investment companies registered under the 1940 Act that are regulated as money market funds under Rule 2a-7 of the 1940 Act.

Corporate Obligations

Corporate obligations are bonds and notes issued by corporations in order to finance longer-term credit needs. They may include debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of their most recent financial statements in excess of $100 million.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a portfolio sells a debt security to a bank or broker-dealer. The portfolio agrees to repurchase it at a mutually agreed upon time and price. The portfolio retains record ownership of the security and the right to receive its interest and principal payments on the security. At the agreed upon future date, the portfolio repurchases the security by paying back the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. Until the portfolio pays back the full amount, it maintains in a segregated custodial account assets with a value equal to the amount of the commitment to repurchase, including interest. In some agreements, there is no agreed-upon repurchase date and interest payments are calculated daily. These are often based on the prevailing overnight repurchase rate. The SEC views these transactions as collateralized borrowings by the portfolio. The Portfolio must abide by its investment restrictions for borrowing money.

18

Leveraging (Borrowing for Investment Purposes)

The 1940 Act requires the Portfolio to maintain continuous asset coverage equal to three times the amount borrowed. Asset coverage means total assets including borrowings less liabilities exclusive of borrowings. If the asset coverage declines as a result of market fluctuations or other reasons, the Portfolio may have to sell some of its holdings within three days to reduce the debt and restore the asset coverage to the required three times. From an investment standpoint, it may hurt the Portfolio to sell securities then.

Borrowing may increase the Portfolio’s net income. However, it also adds risk. For example, it may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio’s securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, that Portfolio’s net income will be greater than if it had not borrowed. Conversely, if the income from the assets retained with borrowed funds does not cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used. Therefore, the amount available for distribution as dividends will be reduced. The Portfolio also may have to maintain minimum average balances in connection with borrowing or may have to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Cyber Security

With the increased use of technologies such as the Internet, the Fund’s business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect the Fund, Adviser, intermediaries, or third-party service providers whose operations may impact the Fund. It is possible that such an incident can result in financial losses, including but not limited to, losses arising from inability to process transactions, violations of privacy and other applicable laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future, which may result in a negative financial impact on the Fund and its shareholders. While the Fund and Adviser have established business continuity plans in the event of, and risk management systems to attempt to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that the Fund, Adviser, intermediaries or third-party service providers will avoid losses affecting the Fund due to cyber incidents or information security breaches in the future.

Risks Associated With the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser or any sub-advisers and accounts managed by affiliates of the Adviser or sub-advisers. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of Portfolio securities.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

19

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Portfolio may invest in taxable municipal securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

To Be Announced Securities

As with other delayed delivery transactions, a seller agrees to deliver a To Be Announced Security (“TBA”) at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio.

Portfolio Holdings Disclosure Policy

It is the policy of the Fund to publicly disclose holdings of the Portfolio in accordance with regulatory requirements, such as in periodic Portfolio disclosure in filings with the SEC. Portfolio holding information is provided to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities including, without limitation, the Fund’s custodians, fund accountants, fund administrators, investment adviser (and consultants, if any, used by the Adviser with respect to the Portfolio), independent registered public accounting firm, proxy voting service, and attorneys, as well as its officers and directors, all of whom remain subject to duties of confidentiality, including a duty not to trade on nonpublic information, whether imposed by law or by contract.

Certain portfolio information, such as top ten holdings (or a list of all underlying funds and/or top ten holdings of the underlying funds), sector holdings, and other portfolio characteristics data may also be publicly disclosed via the Fund’s website or otherwise no sooner than 15 days following the last day each calendar month.

There are numerous mutual fund evaluation services that analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or to subscribers to their service. Also, there are third-party services that enable the Adviser, to perform Portfolio analytics and reconciliations. These services must obtain data from the custodian(s) to supply timely, frequently updated holdings information to the Adviser for this limited purpose. In addition, there are third-party services that may be engaged to monitor and file class action claims for the Portfolio, and that must obtain daily holdings information from the custodian(s) for that purpose. The Fund may distribute (or authorize a service provider to distribute) Portfolio holdings to these mutual fund evaluation services and third-party services before public disclosure is made, on an ongoing basis. These services sign a written confidentiality agreement that prohibits them from distributing Portfolio holdings or the results of their analyses to third-parties. No person receives any compensation for the disclosure of Portfolio holdings.

20

The Board has approved this portfolio holdings disclosure policy and must approve any material change to the policy. The Board oversees the monitoring of this policy, and exceptions to the policy must be approved by the Fund’s Chief Compliance Officer.

Management of the Fund

Directors and Officers of the Fund

The Board is responsible for overseeing the management of the Portfolio. The Board can amend the Fund’s By-laws, elect its officers, declare and pay dividends, and exercise all the Fund’s powers except those reserved to the shareholders.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Independent Directors
Christopher A. Carlson Age 65	Chair, Director, Member of Audit and Independent Directors Committee	Indefinite; Since July 2020	President/Vice Chair (and other positions): Ohio National Financial Services (June, 1993 – December, 2018)	25	None
Geoffrey Keenan Age 66	Director, Member of Audit and Independent Directors Committees	Indefinite; Since January 2015	Executive Vice President, Asset Management Operations: Acrisure LLC (May 2021 – December 2021)	25	None
Madeleine W. Ludlow Age 70	Director, Chair of Audit Committee and Member of Independent Directors Committee	Indefinite; Since April 2012	Founder/Managing Director: West Capital Partners LLC (2010- present); General Partner: H Ventures (2020 – 2021); Director, ALLETE, Inc. (2004 – present)	25	Managing Director: West Capital Partners LLC; Director: ALLETE, Inc.
Lawrence L. Grypp Age 75	Member of Audit and Independent Directors Committees	Indefinite; Since December 2016	Senior Business Advisor and Board Member (January 2018 – present);	25	None
Julia W. Poston Age 64	Director, Member of Audit and Independent Directors Committees	Indefinite; Since October 2022	Partner: Ernst & Young LLP (June 2002 – June 2020)	25	Director: Royce Funds; Independent Trustee: James Advantage Funds; Director: Al. Neyer Corp.; Director: Master Chemical Corporation

[1]	The mailing address of each Officer and Director is: c/o AuguStar Variable Insurance Products Fund, Inc. One Financial Way, Montgomery, Ohio 45242.
21

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Officers
Thomas G. Mooney Age 42	Interim President	Indefinite; Since March 2023	Vice President: CINV (February 2023 – Present); Mutual Fund Analyst Officer: ALIC (February 2023 – Present); Fund Evaluation Analyst: ALIC (July 2022 – February 2023); Full-time Parent (November 2017 – July 2022)	NA	NA
Hunter Jones Age 62	Chief Compliance Officer	Indefinite; Since November 2024	Chief Compliance Officer, CINV (November 2024 – present); Chief Counsel, Office of the Chief Auditor, Public Company Accounting Oversight Board (June 2015 – November 2024)	NA	NA
R. Todd Brockman Age 56	Treasurer	Indefinite; Since August 2004	Vice President, Mutual Fund Operations: ALIC and NSLAC (February 2014-present); Treasurer: CINV (August 2004 - present)	NA	NA

22

Daniel P. Leming Age 39	Operations Officer and Assistant Treasurer	Indefinite; Since March 2016	Assistant Vice President, Mutual Fund Operations: ALIC (December 2020 – present); Director, Fund Operations and Analysis: ALIC (July 2018 – December 2020)	NA	NA
Megan K. Meyer Age 40	Secretary	Indefinite; Since August 2024	Second Vice President and General Counsel, Investments (October 2023 – present); Associate Counsel, Investments, Ohio National Financial Services (n/k/a Constellation Insurance) (March 2021 – October 2023); Director and Real Estate Counsel, Port of Greater Cincinnati Development Authority (January 2021 – March 2021); Real Estate Counsel, Port of Greater Cincinnati Development Authority (August 2015 – January 2021)	NA	NA
Manda Ghaferi Age 52	Assistant Secretary	Indefinite; Since August 2024	General Counsel: ALIC (May 2024-Present); General Counsel, Everly Life Insurance Company (2021-2023); Deputy General Counsel, AIG Life and Retirement ( 1999-2021)	NA	NA
Matthew J. Donlan Age 34	Financial Reporting Officer	Indefinite; Since February 2023

Assistant Vice President, Mutual Fund Financial Reporting: ALIC (March 2024 – Present) Director, Mutual Fund Financial Reporting: ALIC (June 2021 – March 2024);

Assistant Director, Mutual Fund Financial Reporting: ALIC (January 2020 – June 2021); Mutual Fund Reporting Manager: ALIC (May 2017 – December 2019)

				NA	NA

Qualifications of the Board of Directors. The Board has concluded that, based on each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director should serve as a Director. Among other attributes common to all Directors is their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Directors. In addition, the Board has taken into account the actual service and commitment of the Directors during their tenure in concluding that each should continue to serve. A Director’s ability to perform his or her duties effectively may have been attained through a Director’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Director of the Fund, other mutual funds, public or private companies, non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Director that led the Board to conclude that he should serve as a Director.

23

Ms. Ludlow has extensive business and financial industry experience, including serving as the founder, president, chief executive officer, chief financial officer or treasurer of several operating companies and serving as a trustee or director of several public and non-profit organizations. Mr. Keenan has extensive business and financial industry experience, including serving as an executive vice president and chief operating officer of a registered investment adviser. Mr. Grypp has several years of experience in the financial industry including serving as president and chief executive officer of two major life insurance companies and serving as Chair of two national investment broker dealers. Previously, he was the chair of an investment committee of a premier health care provider in Ohio. Mr. Carlson has over 26 years of experience with ALIC, including 12 years as Chief Investment Officer, and has extensive experience in the industry. Previously, he was the President of the Adviser and the Fund. Ms. Poston has extensive financial industry experience, having served as Audit Partner and Office Managing Partner with registered public accounting firms, and currently serves as an independent trustee for another registered fund and as a director for other operating companies.

Specific details about each Director’s professional experience appear in the professional biography tables above.

Structure and Oversight

Board Structure. Christopher Carlson currently serves as Chair. Independent Directors exercise their informed business judgment to appoint an individual of their choosing to serve as Chair. The Chair develops the agenda of each meeting together with management; and chairs the meetings of the Independent Directors. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Directors have determined that the Board’s leadership structure is appropriate given the Fund’s characteristics and circumstances.

In addition, the Directors have appointed Lawrence L. Grypp as Lead Independent Director. The Lead Independent Director acts as a liaison between the Independent Directors and management with respect to matters important to the Independent Directors. The Lead Independent Director is responsible for coordinating the activities of the Independent Directors, including calling regular meetings and executive sessions of the Independent Directors; developing the agenda of each meeting together with the Chair and management; and chairing the meetings of the Independent Directors. The Chair and Lead Independent Director may also perform such other functions as may be delegated by the Board from time to time. The Directors have determined that the Board’s leadership structure is appropriate given the Fund’s characteristics and circumstances.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Adviser, sub-advisers, the Fund’s Chief Compliance Officer, the Fund’s independent registered public accounting firm and Independent Directors’ counsel, as appropriate, regarding risks faced by the Fund and the risk management programs of the Adviser and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Fund’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Fund’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Directors. The actual day-to-day risk management with respect to the Fund resides with the Adviser, sub-advisers and other service providers to the Fund. Although the risk management policies of the Adviser, sub-advisers and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. The Board met four times in 2023.

24

Committees. The Board has no special nominating or compensation committees. These functions are the responsibility of the Board’s Independent Directors Committee. The Independent Directors Committee meets periodically with the Independent Directors’ own independent legal counsel to review matters of Fund governance. The Independent Directors also review investment advisory agreements and sub-advisory agreements before the Fund or Adviser enters into those agreements and at least once each year to consider whether or not those agreements should be continued. The Independent Directors Committee held four regularly-scheduled meetings in 2023. All members attended those meetings. In addition to their formal committee meetings, the Independent Directors and their independent legal counsel confer informally from time to time to discuss issues related to the responsibilities of the Independent Directors.

The Independent Directors also constitute the Board’s Audit Committee. The Audit Committee is responsible for recommending to the entire Board the engagement or discharge of the Fund’s independent registered public accounting firm. The Audit Committee meets at least twice a year with the independent registered public accounting firm to review the results of the auditing engagement and to discuss the independent registered public accounting firm’s audit plan for the next ensuing year-end audit of the Fund’s financial reports. The Audit Committee met twice in 2023. The Audit Committee has elected Ms. Ludlow as its Chair. Ms. Ludlow has been designated by the Board as an “Audit Committee financial expert.”

Director Ownership in the Fund

None of the Directors directly owns shares of the Fund. As of December 31, 2023, with the exception of Mr. Carlson, the Directors owned no variable contracts issued by AuguStar that would entitle them to give voting instructions with respect to any of the outstanding shares of the Fund. The following table shows the dollar range of the shares beneficially owned by each Director, including Mr. Carlson, as of December 31, 2023:

Director	Dollar Range of Beneficial Ownership of the Fund as of December 31, 2023	Aggregate Dollar Amount of all Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2023
Independent Directors
Christopher A. Carlson	over $100,000	over $100,000
Madeleine W. Ludlow	None	None
Lawrence L. Grypp	None	None
Geoffrey Keenan	None	None
Julia W. Poston	None	None

Ownership of Securities of the Adviser and Related Companies

As of December 31, 2023, no Independent Directors nor any of their immediate family members owned, beneficially or of record, securities of the Adviser, any sub-adviser, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Adviser, any sub-adviser or the distributor.

25

Compensation of Directors

Directors were compensated as follows in 2023:

Director	Aggregate Compensation From the Fund
Madeleine W. Ludlow	$175,000
Lawrence L. Grypp	$165,000
Geoffrey Keenan	$165,000
Christopher A. Carlson	$185,000
Julia W. Poston	$165,000

Officers of the Fund who are employees or officers of the Adviser, ALIC or NSLAC receive no compensation from the Fund. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

Codes of Ethics

The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act (and the Adviser has adopted a Code of Ethics under Rule 204A-1 under the Investment Advisers Act, as amended). These codes restrict Directors, employees and officers of the Fund, the Adviser and their affiliates from knowingly purchasing or selling (for their own accounts) any securities during a period within seven days of the Fund’s purchase or sale of such security. Pursuant to the Sarbanes-Oxley Act of 2002, the Fund has also adopted a Code of Ethics for the Fund’s President (the principal executive officer) and Treasurer (the principal financial and accounting officer).

Proxy Voting Policies

The Board has delegated authority to the Adviser to vote proxies relating to the securities owned by the Fund in accordance with policies and procedures established by the Board, subject to the continued review and oversight of the Board.

The Adviser has established a Proxy Committee to implement these policies, and to develop and maintain the Adviser’s Proxy Voting Guidelines, which are also approved by the Board. Pursuant to the Fund’s policies, the Proxy Committee makes the decision whether to vote on a proposal and, if so, how to vote.

The Proxy Voting Guidelines, and the Fund’s policies, require proxy voting only for proposals that the Adviser believes may have an impact on the long term economic value of the securities involved, or may otherwise affect the interests of the Fund’s shareholders and underlying contract owners. The Board has instructed the Adviser that it is not necessary to vote all proxies, and has given the Adviser the discretion to limit voting to those proxy proposals that the Adviser believes may have such an impact. Generally, such proposals would include proposals that affect a company’s capital structure (such as mergers, acquisitions and corporate restructurings), affect voting rights or preferences, involve shareholder rights plans or other anti-takeover proposals, involve authorization of additional capital or debt, or involve equity compensation plans. Some of these proposals may require case-by-case consideration by the Proxy Committee, as they are more subjective in nature and the committee’s decisions could be dependent on specific facts and circumstances.

26

The Board has authorized the Fund to engage Glass Lewis & Co. to obtain, vote, and record proxies in accordance with the approved Proxy Voting Guidelines. For proxy proposals that require case-by-case direction from the Proxy Committee, due to their non-routine, complex, or subjective nature, Glass Lewis & Co. provides the Proxy Committee with research and analysis that it has obtained or formulated. The Proxy Committee may use such information, along with other sources of information, for guidance in making its voting decisions. To the extent the Adviser chooses to vote on proxy proposals on matters that are clearly defined and directed by objective and observable parameters as prescribed by the Proxy Voting Guidelines, Glass Lewis & Co. is given discretion by the Adviser to vote without further guidance from the Proxy Committee.

In all cases, the Proxy Committee and Adviser are obligated to vote in the interests of shareholders and underlying contract owners. If a potential conflict arises between the interests of the Adviser (or members of the Proxy Committee) and those of the shareholders and underlying contract owners, the Proxy Committee will refer the issue to the Board to decide whether to vote and how to vote. The committee may also refer issues to the Board whenever the committee sees fit or when a majority of the committee is unable to resolve an issue.

To obtain information about how the Adviser voted with respect to a security held by the Fund during the most recent 12 months ended June 30, or a copy of the Fund’s Proxy Voting Guidelines, send a written request to:

R. Todd Brockman, Treasurer

Constellation Investments, Inc.

One Financial Way

Montgomery, Ohio 45242

You may also obtain this information by calling the Fund at 800-366-6654 or by logging on to the SEC’s website at www.sec.gov

Shareholders’ Meetings

The Fund’s by-laws do not require that shareholders meetings be held except when matters occur that require shareholder approval. Such matters include election of directors, approval of certain investment advisory and sub-advisory agreements, and approval of fundamental investment policies and restrictions.

Investment Advisory and Other Services

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ALIC. The Adviser is an affiliate of the Fund and ALIC and uses ALIC’s investment personnel and administrative systems.

The Adviser regularly furnishes to the Board recommendations with respect to an investment program consistent with the investment policies of each Portfolio. Upon approval of an investment program by the Board, the Adviser implements the program by placing the orders for the purchase and sale of securities (including underlying funds).

The Adviser’s services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers, for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services, (other than those provided by agreement with State Street Bank), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on Portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders’ meetings.

27

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of the Portfolio’s average daily net assets during the month for which the fees are paid based on the following schedule:

0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers for the Portfolio. As of November 25, 2024, the Adviser no longer retains sub-advisers for the Portfolio. Prior to November 25, 2024, the Adviser engaged AllianceBernstein L.P. (“AllianceBernstein”) as a sub-adviser for the Portfolio with the Board’s approval. As compensation for its services the Adviser paid AllianceBernstein annual fees on the basis of each Portfolio’s average daily net assets during the month for which the fees are paid based on the following schedule:

0.50% of first $400 million
0.40% of next $800 million
0.30% over $1.2 billion

The following investment advisory fees from the Portfolio were paid to the Adviser for each of the indicated years, ended December 31:

2023	2022	2021
9,598,889	7,178,009	3,939,091

The Investment Advisory Agreement provides that if the total expenses applicable to the Portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of the Portfolio’s average daily net asset value, the Adviser will pay such expenses. For 2023, the Advisor paid no such fees.

Under a Service Agreement among the Fund, the Adviser and ALIC, ALIC has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ALIC for its expenses in this regard.

The Board and the shareholders of the Portfolio initially voted to approve the current Investment Advisory and Service Agreements on the dates indicated below:

Board of Directors	Shareholders
06-22-2021	08-30-2021

28

Following an initial two year term, the agreement will continue in force from year to year if continuance is specifically approved at least annually by a majority of the Fund’s Directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of the Portfolio voting separately.

The Board reviews the agreements at least once each year to determine whether or not the agreement should be continued. In reviewing the agreement, the Board reviews information provided to it by the Adviser and sub-adviser, if any, before the meeting. The Board considers the nature and quality of services provided by the Adviser and sub-adviser, if any, the charges for those services, investment performance, and comparisons of the charges with those of peer investment advisers managing similar mutual fund portfolios. The Board also considers other factors such as the Adviser’s income, expenses and profitability, the extent to which the Adviser realizes economies of scale, other sources of revenue to the Adviser, the control of Fund operating expenses, and the manner in which Portfolio securities are purchased and sold. The performance of the Portfolio is compared with that of its benchmark comparison index and with the performance of similar portfolios. Before the meeting at which the agreement is considered for adoption or continuance, the Board requests and receives information from the Adviser and sub-adviser, if any, relative to these factors. The Board also considers the Adviser’s and any sub-advisers’ compliance with investment policies, regulatory requirements and ethical standards. The Independent Directors also confer with their independent legal counsel to consider their role and duties with respect to the review and approval of the agreement. The agreement (and with respect to the Investment Advisory/Sub-Advisory Agreements, each of the Fund’s Portfolios) is considered separately on its own merits.

The Investment Advisory, Service, and Sub-Advisory Agreement, if any, may be terminated as to any Portfolio at any time without the payment of any penalty, on 60 days’ written notice to the Adviser by the Board or by a vote of the majority of the Portfolio’s outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days’ written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ALIC on 90 days’ written notice to the Fund and the other party. The Sub-Advisory Agreements, if any, may be terminated, without penalty, by the Adviser or the sub-adviser on 90 days’ written notice to the Fund and the other party. Any agreement will automatically terminate in the event of its assignment.

Pursuant to a resolution adopted by a majority of the Board of Directors of the Fund, the Fund terminated the sub- advisory agreement with AllianceBernstein with respect to the Portfolio as of the effective date of this prospectus.

The SEC has issued an order permitting the Adviser, subject to the Board’s approval and oversight, to enter into and materially amend Sub-Advisory Agreements (other than with affiliated sub-advisers).

PORTFOLIO MANAGERS

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of September 30, 2024:

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	6 / $3.2 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $6.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.
29

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria for the advisor, including asset deployment, investment spread and infrastructure targets. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None

Portfolio Manager: Sachin Jain

The following information about the portfolio manager is provided as of September 30, 2024, the most recent practicable date for such information.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	6 / $3.2 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	12 / $14.6 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

30

Compensation: Sachin Jain is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.

The annual incentive amount is determined based on multiple performance criteria for the advisor, including asset deployment, investment spread, and infrastructure targets. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None

Brokerage Allocation

The Adviser buys and sells securities for the Portfolio and selects the brokers and dealers to handle such transactions. It is the intention of the Adviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for the Portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Adviser will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser considers a number of factors including the quality, difficulty and efficiency of execution, confidentiality and trade anonymity, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and Portfolio strategy. In making such determination, the Adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for the Portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser, or of benefit to its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser. However, receipt of such services may tend to reduce the expenses of the Adviser. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser and conversely, transaction costs paid by other clients of the Adviser may generate information which is beneficial to the Fund.

31

Consistent with these policies, the Advisers may, with the Board’s approval and subject to its review, direct Portfolio transactions to be executed by a broker affiliated with the Adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. Additionally, it is possible that the Adviser may direct brokerage to a broker that also sells AuguStar’s products, either itself or through affiliates. Portfolio managers are strictly prohibited from considering variable product sales as a factor for directing brokerage.

For each of the indicated years, ended on December 31, the following brokerage commission amounts were paid by the Portfolio:

2023	2022	2021
227,031	191,405	49,633

Purchase and Redemption of Shares

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC by order so permits for the protection of security holders of the Fund.

Shares of the Portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund’s shares is determined on each day on which an order for purchase or redemption of the Fund’s shares is received and there is a sufficient degree of trading in Portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value of the Portfolio may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If an underlying fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the underlying fund’s investments may change on days when underlying fund shares cannot be purchased or redeemed. The net asset value of the Portfolio is computed by dividing the value of the securities in that Portfolio plus any cash or other assets less all liabilities of the Portfolio, by the number of shares outstanding for that Portfolio.

Securities which are held in the Portfolio and listed on a securities exchange are valued at the last sale price at the close of the exchange or, if there has been no sale that day, then the mean between the bid and ask prices will be used. OTC securities are normally valued at the last trade price as of 4:00 p.m. Eastern Time.

When a determination is made that current market prices or underlying fund net asset values are not readily available, the Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board. The Board is ultimately responsible for determining the current net asset values of the Portfolio. The Board has authorized the Adviser and its service providers to use the following sources to determine the current daily prices of securities owned by the Portfolio: FT Interactive Data, Reuters, Bloomberg, Standard and Poor’s Securities Evaluations, Inc. and any brokers making a market in a particular security.

32

Short-term debt securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost. All other assets of the Portfolio, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board. Because the Portfolio is primarily invested in shares of underlying funds, the Portfolio’s net asset value is based primarily on the net asset values of the underlying funds in which it invests. The prospectuses for the underlying funds explain how the underlying funds calculate net asset value, and the circumstances under which the underlying funds may use fair value pricing. The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Status

At December 31, 2023, the Fund and the Portfolio qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Portfolio is treated as a separate corporation for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, the Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. The Portfolio also intends to comply with the diversification requirements or regulations under Sections 817(h) and 851(b) (3) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ALIC, NSLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

Total Return

Total returns quoted in advertising reflect all aspects of the Portfolio’s investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the Portfolio’s net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, the Portfolio will not experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a Portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P	= a hypothetical initial payment of $1,000,

	T	= the average annual total return,

	n	= the number of years, and

	ERV	= the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

33

The average annual total returns for the Portfolio for the one-, five- and ten-year or since inception (if there is not sufficient history) periods ended on December 31, 2023, are as stated below:*

One Year	Five Years	Ten Years	From Inception	Inception Date
12.90%	8.97%	–	7.37%	5/1/2014

*	From May 1, 2020 through November 25, 2024, AllianceBernstein L.P. managed the AVIP Constellation Dynamic Risk Balanced Portfolio under a sub-advisory agreement with the Adviser. Prior to May 1, 2020, the Balanced Component of the Portfolio was managed by Janus Henderson Investors US LLC and the Risk Management Component of the Portfolio was managed by AnchorPath Financial, LLC.

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in the Portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for the Portfolio from the inception of the Portfolio and for the five- and ten-year periods ended on December 31, 2023 (shown as an end-of-period dollar value assuming a hypothetical initial investment of $10,000) were as follows:

Five Years	Ten Years	Since Inception
$15,366	$19,888	$17,616

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm with offices at 191 W. Nationwide Boulevard, Suite 500, Columbus, Ohio 43215 serves as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2024. KPMG LLP will perform an annual audit of the Fund’s financial statements. Reports of its activities are provided to the Board.

Financial Statements

The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2023 and semi-annual Form N-CSR for the fiscal period ended June 30, 2024 has been filed with the Commission. The financial statements in the Annual Report and semi-annual Form N-CSR are incorporated by reference into this Statement of Additional Information. The financial statements included in the Annual Report have been audited by the Fund’s independent registered public accounting firm, KPMG LLP, whose report thereon also appears in the Annual Report and is incorporated by reference.

Appendix - Debt Security Ratings

The SEC has designated five nationally recognized statistical rating organizations: Fitch Investors Service, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corp. (“S&P”), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited (“IBCA”) and Thompson Bankwatch, Inc. (“TBW”). The Adviser may use the ratings of all five such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow Fitch, Moody’s and S&P. IBCA and TBW will only be consulted if fewer than two of the other three rating organizations have given their top rating to a security. Only the ratings of Moody’s, S&P and Fitch will be considered in determining the eligibility of bonds for acquisition by the Fund.

34

Moody’s Investors Service, Inc. (“Moody’s”)

Global Short-Term Rating Scale:

Ratings assigned on Moody’s global short-term rating scales are forward looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Global Long-Term Rating Scale:

Ratings assigned on Moody’s global long-term rating scales are forward looking opinions of the relative credit risks of financial obligations issued by non-financial corporations, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk. Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

35

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk. B Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Standard & Poor’s Corp. (“S&P”)

Short-Term Issue Credit Ratings:

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

36

Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long- term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+‘ or ‘A-1+/ A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+‘).

Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ (“S&P”) analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitments on a financial obligation in accordance with the terms of the obligation;

●	Nature and provisions of the financial obligation and the promise S&P imputes; and

●	Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade:

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken the obligor’s capacity to meet its financial commitments on the obligation.

37

Speculative Grade:

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested and there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Fitch Investors Service, Inc. (“Fitch”)

Short-Term Credit Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

38

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Long-Term Credit Ratings:

Investment Grade:

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (“IDRs”). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance, and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

39

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade:

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk.

CC	Very high levels of credit risk.

C	Near default.

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	ordinary execution of a distressed debt exchange on one or more material financial obligations.

40

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (’AA+‘; ’AA’; ‘AA-’; each a rating level). Such suffixes are not added to the ‘AAA’ rating and ratings below the ‘CCC’ category.

41

AuguStar Variable Insurance Products Fund, Inc.

Form N-1A

Part C

Other Information

Item 28. Exhibits

Exhibits:

(a)(1)	Articles of Restatement of Registrant were filed as Exhibit (99)(1) of Registrant’s Form N-14 on September 18, 2020 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834420018801/fp0057802_ex99161.htm)

(a)(2)	Supplementary Articles of Registrant were filed as Exhibit 99(a)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928a2.htm)

(a)(3)	Supplementary Articles of Registrant were filed as Exhibit 99(a)(3) of Registrant’s Form N-1A, Post-Effective Amendment No. 105 on July 26, 2023 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423013519/fp0084538-1_ex9928a3.htm)

(a)(4)	Articles of Amendment of Registrant were filed as Exhibit 99(a)(4) of Registrant’s Form N-1A, Post-Effective Amendment No. 106 on April 25, 2024, and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834424007740/fp0087691-1_ex9928a4.htm)

(a)(5)	Supplementary Articles of Registrant were filed as Exhibit 99(a)(5) of Registrant’s Form N-1A, Post-Effective Amendment No. 106 on April 25, 2024, and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834424007740/fp0087691-1_ex9928a5.htm)

(a)(6)	Articles of Amendment of Registrant were filed as Exhibit 99(a)(6) of Registrant’s Form N-1A, Post-Effective Amendment No. 108 on September 13, 2024, and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834424017869/fp0090141-1_ex9928a6.htm)

(b)	By-laws of the Registrant were filed as Exhibit 99(b) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312514158691/d690881dex99b.htm)

(b)(1)	Amended and Restated By-laws of the Registrant were filed as Exhibit 99(b)(1) of Registrant’s Form N-1A, Post- Effective Amendment No. 84 on April 24, 2018 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312518128031/d522948dex99b1.htm)

(c)	None.

(d)	Amended and Restated Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., as amended, was filed as Exhibit 99(d) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312514158691/d690881dex99d.htm)

(d)(1)	Amendment to Investment Advisory Agreement to add the ON Model Portfolios was filed as Exhibit 99(d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517064456/d350098dex99d1.htm)

(d)(1)(a)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc. with respect to the ON Model Portfolios was filed as Exhibit 99(d)(1)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517064456/d350098dex99d1a.htm)

(d)(1)(b)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(b) of Registrant’s Form N-1A, Post- Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517138605/d320411dex99d1b.htm)

(d)(1)(c)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(c) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312518128031/d522948dex99d1c.htm)

(d)(1)(d)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(d) of Registrant’s Form N-1A, Post- Effective Amendment No. 87 on April 25, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519119239/d638999dex99d1d.htm)

(d)(1)(e)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(e) of Registrant’s Form N-1A, Post-Effective Amendment No. 89 on September 13, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519244677/d684206dex99d1e.htm)

(d)(1)(f)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(f) of Registrant’s Form N-1A, Post- Effective Amendment No. 89 on September 13, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519244677/d684206dex99d1f.htm)

(d)(1)(g)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(g) of Registrant’s Form N-1A, Post- Effective Amendment No. 90 on November 22, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519298208/d835495dex99d1g.htm)

(d)(1)(h)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(h) of Registrant’s Form N-1A, Post-Effective Amendment No. 93 on February 14, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520037004/d888074dex99d1h.htm)

2

(d)(1)(i)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(i) of Registrant’s Form N-1A, Post- Effective Amendment No. 95 on April 24, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520118815/d900649dex99d1i.htm)

(d)(1)(j)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit (99)(6)(l) of Registrant’s Form N-14 on September 18, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834420018801/fp0057802_ex99166l.htm)

(d)(1)(k)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(k) of Registrant’s Form N-1A Post- Effective Amendment No. 98 on April 27, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/0000315754/000139834421008588/fp0063934_ex9928d1k.htm)

(d)(1)(l)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(1)(l) of Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1l.htm).

(d)(1)(m)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Janus Henderson U.S. Low Volatility Portfolio and the ON Federated Core Plus Bond Portfolio was filed as Exhibit 99(d)(1)(m) of Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1m.htm)

(d)(1)(n)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(n) of Registrant’s Form N-1A, Post- Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1n.htm)

(d)(1)(o)	Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., was filed as Exhibit 99(d)(1)(o) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d1o.htm)

(d)(1)(p)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(1)(p) of Registrant’s Form N-1A, Post- Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1p.htm)

(d)(1)(q)	Amendment to Investment Advisory Agreement with respect to the ON U.S. Low Volatility Portfolio was filed as Exhibit 99(d)(1)(q) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1q.htm)

(d)(1)(r)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio, ON iShares Managed Risk Growth Portfolio and ON BlackRock Advantage Large Cap Growth Portfolio was filed as Exhibit 99(d)(1)(r) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1r.htm)

3

(d)(1)(s)	Amendment to Investment Advisory Agreement with respect to the ON iShares Managed Risk Balanced Portfolio, the ON iShares Managed Risk Moderate Growth Portfolio and the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(1)(s) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1s.htm)

(d)(1)(t)	Amendment to Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio was filed as Exhibit 99(d)(1)(t) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1t.htm)

(d)(1)(u)	Amendment to Investment Advisory Agreement with respect to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio) was filed as Exhibit 99(d)(1)(u) of Registrant’s Form N-1A Post-Effective Amendment No. 105 on July 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423013519/fp0084538-1_ex9928d1u.htm)

(d)(2)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Management Company as to the ON Federated High Income Bond Portfolio was filed as Exhibit 99(d)(2)(c) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d2c.htm)

(d)(3)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON Nasdaq -100® Index Portfolio was filed as Exhibit 99(d)(3)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d3a.htm)

(d)(4)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P 500® Index Portfolio was filed as Exhibit 99(d)(4)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d4b.htm)

(d)(5)	Amended and Restated Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P MidCap 400® Index Portfolio was filed as Exhibit 99(d)(5)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d5a.htm)

(d)(6)	Sub-Advisory Agreement between Ohio National Investments, Inc. and FIAM LLC as to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio) was filed as Exhibit 99(d)(6) of Registrant’s Post-Effective Amendment No. 105 on July 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423013519/fp0084538-1_ex9928d6.htm)

4

(d)(7)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio was filed as Exhibit 99(d)(7)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d7b.htm)

(d)(8)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio was filed as Exhibit 99(d)(8)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d8b.htm)

(d)(9)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Growth Portfolio was filed as Exhibit 99(d)(9)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d9b.htm)

(d)(10)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio was filed as Exhibit 99(d)(10)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d10b.htm)

(d)(11)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage International Equity Portfolio was filed as Exhibit 99(d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d11a.htm)

(d)(12)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Value Portfolio was filed as Exhibit 99(d)(12)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d12a.htm)

(d)(13)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein L.P. as to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(13)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d13a.htm)

(d)(14)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(14)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d14a.htm)

5

(d)(14)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(14)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d14a.htm)

(d)(15)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Moderate Growth Portfolio was filed as Exhibit 99(d)(15)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d15a.htm)

(d)(15)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Moderate Growth Portfolio was filed as Exhibit 99(d) (15)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d15a.htm)

(d)(16)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(16)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d16a.htm)

(d)(16)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(16)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d16a.htm)

(d)(17)	Sub-Advisory Agreement between Ohio National Investments, Inc and Intech Investment Management LLC as to the ON U.S. Low Volatility Portfolio was filed as Exhibit 99(d)(17)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d17.htm)

(d)(18)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Management Company as to the ON Federated Core Plus Bond Portfolio was filed as Exhibit 99(d)(18)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d18a.htm)

(d)(19)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Mid Cap Core Portfolio was filed as Exhibit 99(d)(19)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d19a.htm)

(d)(20)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Small Cap Portfolio was filed as Exhibit 99(d)(20)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d20a.htm)

6

(d)(21)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Relative Value Portfolio was filed as Exhibit 99(d)(21)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d21a.htm)

(g)	Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit (g)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99wgw2.txt)

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(1) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99g1.htm)

(g)(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99g2.htm)

(g)(3)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(3) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928g3.htm)

(g)(4)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(4) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928g4.htm)

(h)	Transfer Agency Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC (now called U.S. Bancorp Fund Services, LLC) was filed as Exhibit (h)(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 41, on April 9, 2001 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015201500724/l86567aex99-h_2.txt)

(h)(1)	Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant’s Form N-1A, Post-Effective Amendment No. 31, on March 1, 1996 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/0000950152-96-000762.txt)

(h)(2)	Master Repurchase Agreement between the Registrant and Star Bank, N.A. (now called U.S. Bank, N.A.) was filed as Exhibit (9)(c) of the Registrant’s Form N-1A, Post-Effective Amendment No. 33, on April 25, 1997 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/0000950152-97-003203.txt)

(h)(3)	Services Agreement for the ON BlackRock Advantage International Equity Portfolio between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant’s Form N-1A, Post-Effective Amendment No. 23, on October 29, 1993 and is incorporated by reference herein. (No link available.)

7

(h)(4)	Partial Fund Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99whw7.txt)

(h)(5)	Fund Accounting Servicing Agreement the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(8) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99whw8.txt)

(h)(6)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(9) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h9.htm)

(h)(7)	Second Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(10) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h10.htm)

(h)(8)	Third Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(11) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h11.htm)

(h)(9)	Second Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(12) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h12.htm)

(h)(10)	Third Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h13.htm)

(h)(11)	Fourth Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(14) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h14.htm)

(h)(12)	Third Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(15) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h15.htm)

8

(h)(13)	Fourth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(16) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h16.htm)

(h)(14)	Fifth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h17.htm)

(h)(15)	Administrative Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(15) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99h15.htm)

(h)(16)	Class Action Services Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(16) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99h16.htm)

(h)(17)	First Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99h17.htm)

(h)(18)	Second Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(18) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99h18.htm)

(h)(19)	Third Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(19) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h19.htm)

(h)(20)	Fourth Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(20) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h20.htm)

(h)(21)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(21) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h21.htm)

(h)(22)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(22) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h22.htm)

9

(h)(23)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust was filed as Exhibit 99(h)(23) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h23.htm)

(h)(24)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and DFA Investment Dimensions Group Inc. was filed as Exhibit 99(h)(24) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h24.htm)

(h)(25)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Fidelity Advisor Series VII was filed as Exhibit 99(h)(25) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h25.htm)

(h)(26)	Fund of Funds Investment Agreement between Registrant and PIMCO Funds was filed as Exhibit 99(h)(26) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h26.htm)

(h)(27)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Vanguard World Fund was filed as Exhibit 99(h)(27) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h27.htm)

(h)(27)(i)

Amendment No. 1 to Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Vanguard Funds was filed as Exhibit 99(h)(27)(i) of Registrant’s Form N-1A, Post-Effective Amendment No. 110 on November 25, 2024 and is incorporated by reference herein.

(h)(28)	Fund of Funds Investment Agreement between Registrant and Western Asset Funds, Inc. was filed as Exhibit 99(h)(28) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h28.htm)

(h)(29)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Invesco QQQ Trust, Series 1 was filed as Exhibit 99(h)(29) of Registrant’s Form N-1A, Post-Effective Amendment No. 110 on November 25, 2024 and is incorporated by reference herein.

(h)(30)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust was filed as Exhibit 99(h)(30) of Registrant’s Form N-1A, Post-Effective Amendment No. 110 on November 25, 2024 and is incorporated by reference herein.

(h)(31)

Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and SPDR S&P 500 ETF and SPDR Dow Jones Industrial Average ETF Trust was filed as Exhibit 99(h)(31) of Registrant’s Form N-1A, Post-Effective Amendment No. 110 on November 25, 2024 and is incorporated by reference herein.

(i)(1)	Opinion and Consent of Thompson Hine LLP is filed herewith.

10

(j)(1)	Investment letter for the initial subscription of capital stock of the Registrant’s ON BlackRock Advantage International Equity Portfolio was filed as Exhibit (13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 22, on April 22, 1993 and is incorporated by reference herein. (No link available.)

(j)(2)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(p)(1)	Registrant’s Code of Ethics for President and Treasurer (pursuant to Sarbanes-Oxley Act), adopted November 18, 2003, was filed as Exhibit (P)(1) to Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015204001085/l05164dexv99wpw1.txt)

(p)(2)	Registrant’s Code of Ethics, as amended February, 2020, was filed as Exhibit 99(p)(2) to Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928p2.htm)

(p)(3)	Adviser’s Code of Ethics, as amended February, 2020, was filed as Exhibit 99(p)(3) to Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928p3.htm)

(24)	Powers of Attorney was filed as Exhibit (24) to Registrant’s Form N-1A, Post-Effective Amendment No. 107 on September 13, 2024 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834424017869/fp0090141-1_ex992824.htm)

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is an affiliate of Constellation Insurance, Inc., an Ohio intermediate holding company which is an indirect subsidiary of Constellation Insurance GP LLC. An organization chart for Constellation Insurance GP LLC is set forth below.

Caisse de dépôt et placement du Québec Constellation Voting Trust, a Canadian voting trust, owns (1) 49.5% of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc., an Ohio intermediate holding company.

Ontario Teachers’ Pension Plan Constellation Voting Trust, a Canadian voting trust, owns 29.9% of the voting securities of Constellation Insurance GP, LLC.

11004883 Canada Inc., a Canadian holding company, owns (1) 19.6% of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc.

Constellation Insurance GP LLC, a Delaware holding company, owns 100% of the voting securities of ONLH Holdings GP LLC, a Delaware intermediate holding company.

ONLH Holdings GP LLC owns 99% of the voting securities of ONLH Holdings LP, a Delaware limited partnership. ONLH Holdings LP owns 60% of the voting securities of Constellation Insurance Holdings, Inc.

11

Constellation Insurance Holdings, Inc., owns 100% of the voting securities of Constellation Insurance, Inc., an Ohio intermediate holding company.

Constellation Insurance, Inc., owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
AuguStar Life Insurance Company (insurance company)	Ohio	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
AuguStar Distributors, Inc. (securities broker dealer)	Ohio	100%
Constellation Investments, Inc. (investment adviser)	Ohio	100%

AuguStar Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
AuguStar Life Assurance Corporation (insurance company)	Ohio	100%
AuguStar Variable Insurance Products Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%
ON Foreign Holdings, LLC (holding company)	Delaware	100%
Andromeda Funding, LLC (Special Purpose Vehicle)	Delaware	100%
Antlia Funding, LLC (Special Purpose Vehicle)	Delaware	100%
Cassiopeia Funding, LLC (Special Purpose Vehicle)	Delaware	100%
Orion Funding, LLC (Special Purpose Vehicle)	Delaware	100%

12

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of AuguStar Lending, LLC, a holding company organized under the laws of Delaware, (2) 100% of the voting securities of ON Overseas Holdings B.V., a holding company organized under the laws of Netherlands, (3) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Overseas Holdings B.V. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of the Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 7.90% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 92.1% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Item 30. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

13

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.

Business and Other Connections of Investment Adviser and Subadvisers

Information related to the Registrant’s investment adviser (Constellation Investments, Inc.) and each of the subadvisers retained by the investment adviser for the management of the Registrant’s Portfolios is contained in the registration statement currently on file with the Commission for each such entity on Form ADV and is incorporated herein by reference. The file numbers of the investment adviser and each subadviser are listed below:

Investment Adviser or Subadviser	File No.
Constellation Investments, Inc.	801-51396
Federated Investment Management Company	801-34612
Geode Capital Management, LLC	801-61117
FIAM LLC	801-63658
BlackRock Investment Management, LLC	801-56972
AllianceBernstein L.P.	801-56720
Intech Investment Management LLC	801-60987

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)	Journals and other records of original entry:

State Street Bank and Trust Company (“State Street”)

One Congress Street

Boston, Massachusetts 02114

14

(b)	General and auxiliary ledgers:

State Street

(c)	Securities records for portfolio securities:

State Street

(d)	Corporate charter (Articles of Incorporation), By-Laws and Minute Books:

Megan K. Meyer, Secretary

AuguStar Variable Insurance Products Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(e)	Records of brokerage orders:

The Adviser

(f)	Records of other portfolio transactions:

The Adviser

(g)	Records of options:

The Adviser

(h)	Records of trial balances:

The Adviser

(i)	Quarterly records of allocation of brokerage orders and commissions:

The Adviser

(j)	Records identifying persons or group authorizing portfolio transactions:

The Adviser

(k)	Files of advisory materials

The Adviser

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not applicable

15

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 25th day of November, 2024.

AuguStar Variable Insurance Products Fund, Inc.

By:	/s/ Manda Ghaferi

Manda Ghaferi, Assistant Secretary

Signature	Title	Date

/s/ Thomas G. Mooney	Interim President (Principal Executive Officer)	November 25, 2024
Thomas G. Mooney

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	November 25, 2024
R. Todd Brockman

*/s/ Christopher A. Carlson	Director	November 25, 2024
Christopher A. Carlson

*/s/ Geoffrey Keenan	Director	November 25, 2024
Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	November 25, 2024
Madeleine W. Ludlow

*/s/ Lawrence L. Grypp	Director	November 25, 2024
Lawrence L. Grypp

*/s/ Julia W. Poston	Director	November 25, 2024
Julia W. Poston

*By: /s/ Thomas G. Mooney

Thomas G. Mooney, Attorney in fact pursuant to Powers of Attorney.

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(i)(1)	Opinion and Consent of Thompson Hine LLP
99(j)(2)	Consent of Independent Registered Public Accounting Firm

16